Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	COLUMBIA FUNDS VARIABLE INSURANCE TRUST
Entity Central Index Key	0000815425
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000112074
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Contrarian Core Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Contrarian Core Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the communication services, financials, and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Smaller weightings in the consumer staples, real estate and consumer discretionary sectors and larger weightings in the communication services and information technology sectors benefited the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Electronic Arts Inc., a developer and publisher of interactive entertainment software; a relative overweight position in Alphabet Inc., a parent company of Google and other tech businesses; a relative overweight position in NVIDIA Corporation, a designer of GPUs and AI computing solutions; a relative overweight position in eBay Inc., a global e-commerce platform for consumer-to-consumer sales; and a relative overweight position in Lam Research Corporation, a supplier of wafer fabrication equipment and services, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer staples, health care, energy, utilities and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the health care and financials sectors detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Marvell Technology, Inc., a developer of data infrastructure semiconductor solutions; a relative underweight position in Advanced Micro Devices, Inc., a designer of high-performance computing and graphics processors; a relative overweight position in ON Semiconductor Corporation, a supplier of intelligent power and sensing technologies; a relative overweight position in Honeywell International Inc., a diversified industrial company focused on aerospace and automation; and a relative overweight position in Elevance Health, Inc., a provider of health benefits and managed care services, were among the top detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Contrarian Core Fund Class 1 ($38,110)	Russell 1000® Index ($39,030)
12/15	$10,000	$10,000
01/16	$9,508	$9,462
02/16	$9,430	$9,459
03/16	$10,054	$10,117
04/16	$10,114	$10,172
05/16	$10,336	$10,351
06/16	$10,228	$10,374
07/16	$10,642	$10,769
08/16	$10,672	$10,783
09/16	$10,672	$10,792
10/16	$10,480	$10,582
11/16	$10,726	$10,999
12/16	$10,870	$11,205
01/17	$11,074	$11,431
02/17	$11,518	$11,873
03/17	$11,608	$11,881
04/17	$11,770	$12,006
05/17	$11,920	$12,160
06/17	$12,052	$12,244
07/17	$12,316	$12,487
08/17	$12,376	$12,526
09/17	$12,561	$12,793
10/17	$12,693	$13,086
11/17	$12,993	$13,485
12/17	$13,239	$13,636
01/18	$13,959	$14,384
02/18	$13,329	$13,856
03/18	$12,915	$13,541
04/18	$12,879	$13,587
05/18	$13,071	$13,934
06/18	$13,149	$14,024
07/18	$13,707	$14,508
08/18	$14,049	$15,008
09/18	$14,157	$15,065
10/18	$13,149	$13,999
11/18	$13,377	$14,284
12/18	$12,058	$12,983
01/19	$13,089	$14,071
02/19	$13,479	$14,548
03/19	$13,779	$14,801
04/19	$14,433	$15,399
05/19	$13,479	$14,417
06/19	$14,427	$15,430
07/19	$14,703	$15,669
08/19	$14,445	$15,382
09/19	$14,703	$15,649
10/19	$14,985	$15,980
11/19	$15,489	$16,584
12/19	$16,053	$17,063
01/20	$16,077	$17,082
02/20	$14,817	$15,686
03/20	$13,125	$13,613
04/20	$14,859	$15,412
05/20	$15,615	$16,225
06/20	$15,819	$16,584
07/20	$16,761	$17,555
08/20	$17,942	$18,843
09/20	$17,205	$18,155
10/20	$16,671	$17,717
11/20	$18,830	$19,803
12/20	$19,640	$20,640
01/21	$19,358	$20,470
02/21	$20,186	$21,064
03/21	$21,032	$21,861
04/21	$22,154	$23,037
05/21	$22,370	$23,147
06/21	$22,777	$23,727
07/21	$23,209	$24,220
08/21	$23,761	$24,921
09/21	$22,531	$23,776
10/21	$23,731	$25,426
11/21	$23,257	$25,085
12/21	$24,409	$26,101
01/22	$23,605	$24,629
02/22	$23,035	$23,953
03/22	$23,659	$24,762
04/22	$21,590	$22,554
05/22	$21,488	$22,520
06/22	$19,796	$20,634
07/22	$21,362	$22,556
08/22	$20,618	$21,690
09/22	$18,644	$19,683
10/22	$20,186	$21,261
11/22	$21,152	$22,412
12/22	$19,856	$21,108
01/23	$21,236	$22,524
02/23	$20,624	$21,988
03/23	$21,578	$22,683
04/23	$22,058	$22,964
05/23	$22,478	$23,071
06/23	$23,971	$24,629
07/23	$24,781	$25,476
08/23	$24,457	$25,031
09/23	$23,245	$23,854
10/23	$22,879	$23,278
11/23	$25,123	$25,452
12/23	$26,245	$26,708
01/24	$26,731	$27,081
02/24	$28,356	$28,543
03/24	$29,010	$29,458
04/24	$28,062	$28,205
05/24	$29,568	$29,533
06/24	$30,588	$30,510
07/24	$30,684	$30,954
08/24	$31,302	$31,688
09/24	$31,656	$32,366
10/24	$31,260	$32,139
11/24	$33,023	$34,209
12/24	$32,394	$33,255
01/25	$33,527	$34,313
02/25	$32,885	$33,713
03/25	$30,918	$31,762
04/25	$30,642	$31,573
05/25	$32,651	$33,589
06/25	$34,499	$35,290
07/25	$35,771	$36,074
08/25	$36,077	$36,833
09/25	$37,151	$38,110
10/25	$38,158	$38,932
11/25	$37,840	$39,027
12/25	$38,110	$39,030

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	17.65	14.18	14.32
Russell 1000® Index	17.37	13.59	14.59

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 1,647,378,530
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 11,518,916
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,647,378,530
Total number of portfolio holdings	81
Management services fees (represents 0.71% of Fund average net assets)	$11,518,916
Portfolio turnover for the reporting period	51%

Holdings [Text Block]

Equity Sector Allocation

Information Technology	34.5%
Financials	15.1%
Communication Services	13.1%
Health Care	10.5%
Consumer Discretionary	9.4%
Industrials	7.5%
Energy	3.1%
Consumer Staples	2.2%
Utilities	2.0%
Real Estate	0.8%
Other	0.4%

Asset Categories

Common Stocks	98.6%
Money Market Funds	1.4%

Largest Holdings [Text Block]

Top Holdings

NVIDIA Corp.	8.3%
Microsoft Corp.	7.4%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.6%
Alphabet, Inc., Class A	3.3%
Alphabet, Inc., Class C	2.9%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	2.6%
Meta Platforms, Inc., Class A	2.4%
Bank of America Corp.	2.2%

Material Fund Change [Text Block]
C000112075
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Contrarian Core Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Contrarian Core Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$103	0.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the communication services, financials, and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Smaller weightings in the consumer staples, real estate and consumer discretionary sectors and larger weightings in the communication services and information technology sectors benefited the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Electronic Arts Inc., a developer and publisher of interactive entertainment software; a relative overweight position in Alphabet Inc., a parent company of Google and other tech businesses; a relative overweight position in NVIDIA Corporation, a designer of GPUs and AI computing solutions; a relative overweight position in eBay Inc., a global e-commerce platform for consumer-to-consumer sales; and a relative overweight position in Lam Research Corporation, a supplier of wafer fabrication equipment and services, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer staples, health care, energy, utilities and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the health care and financials sectors detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Marvell Technology, Inc., a developer of data infrastructure semiconductor solutions; a relative underweight position in Advanced Micro Devices, Inc., a designer of high-performance computing and graphics processors; a relative overweight position in ON Semiconductor Corporation, a supplier of intelligent power and sensing technologies; a relative overweight position in Honeywell International Inc., a diversified industrial company focused on aerospace and automation; and a relative overweight position in Elevance Health, Inc., a provider of health benefits and managed care services, were among the top detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Contrarian Core Fund Class 2 ($37,157)	Russell 1000® Index ($39,030)
12/15	$10,000	$10,000
01/16	$9,504	$9,462
02/16	$9,425	$9,459
03/16	$10,048	$10,117
04/16	$10,103	$10,172
05/16	$10,321	$10,351
06/16	$10,212	$10,374
07/16	$10,623	$10,769
08/16	$10,653	$10,783
09/16	$10,647	$10,792
10/16	$10,454	$10,582
11/16	$10,696	$10,999
12/16	$10,841	$11,205
01/17	$11,041	$11,431
02/17	$11,482	$11,873
03/17	$11,573	$11,881
04/17	$11,724	$12,006
05/17	$11,875	$12,160
06/17	$12,002	$12,244
07/17	$12,269	$12,487
08/17	$12,323	$12,526
09/17	$12,498	$12,793
10/17	$12,632	$13,086
11/17	$12,928	$13,485
12/17	$13,170	$13,636
01/18	$13,884	$14,384
02/18	$13,255	$13,856
03/18	$12,837	$13,541
04/18	$12,801	$13,587
05/18	$12,989	$13,934
06/18	$13,061	$14,024
07/18	$13,618	$14,508
08/18	$13,950	$15,008
09/18	$14,059	$15,065
10/18	$13,055	$13,999
11/18	$13,279	$14,284
12/18	$11,966	$12,983
01/19	$12,989	$14,071
02/19	$13,370	$14,548
03/19	$13,660	$14,801
04/19	$14,313	$15,399
05/19	$13,364	$14,417
06/19	$14,295	$15,430
07/19	$14,567	$15,669
08/19	$14,313	$15,382
09/19	$14,561	$15,649
10/19	$14,840	$15,980
11/19	$15,336	$16,584
12/19	$15,892	$17,063
01/20	$15,910	$17,082
02/20	$14,664	$15,686
03/20	$12,982	$13,613
04/20	$14,695	$15,412
05/20	$15,439	$16,225
06/20	$15,638	$16,584
07/20	$16,570	$17,555
08/20	$17,731	$18,843
09/20	$16,999	$18,155
10/20	$16,467	$17,717
11/20	$18,597	$19,803
12/20	$19,389	$20,640
01/21	$19,105	$20,470
02/21	$19,921	$21,064
03/21	$20,756	$21,861
04/21	$21,851	$23,037
05/21	$22,063	$23,147
06/21	$22,462	$23,727
07/21	$22,880	$24,220
08/21	$23,418	$24,921
09/21	$22,202	$23,776
10/21	$23,382	$25,426
11/21	$22,910	$25,085
12/21	$24,035	$26,101
01/22	$23,243	$24,629
02/22	$22,680	$23,953
03/22	$23,291	$24,762
04/22	$21,246	$22,554
05/22	$21,137	$22,520
06/22	$19,474	$20,634
07/22	$21,010	$22,556
08/22	$20,272	$21,690
09/22	$18,330	$19,683
10/22	$19,837	$21,261
11/22	$20,786	$22,412
12/22	$19,504	$21,108
01/23	$20,853	$22,524
02/23	$20,254	$21,988
03/23	$21,186	$22,683
04/23	$21,652	$22,964
05/23	$22,063	$23,071
06/23	$23,515	$24,629
07/23	$24,313	$25,476
08/23	$23,987	$25,031
09/23	$22,789	$23,854
10/23	$22,432	$23,278
11/23	$24,628	$25,452
12/23	$25,723	$26,708
01/24	$26,189	$27,081
02/24	$27,774	$28,543
03/24	$28,415	$29,458
04/24	$27,477	$28,205
05/24	$28,941	$29,533
06/24	$29,940	$30,510
07/24	$30,024	$30,954
08/24	$30,623	$31,688
09/24	$30,962	$32,366
10/24	$30,575	$32,139
11/24	$32,293	$34,209
12/24	$31,664	$33,255
01/25	$32,765	$34,313
02/25	$32,136	$33,713
03/25	$30,206	$31,762
04/25	$29,927	$31,573
05/25	$31,881	$33,589
06/25	$33,678	$35,290
07/25	$34,918	$36,074
08/25	$35,203	$36,833
09/25	$36,249	$38,110
10/25	$37,223	$38,932
11/25	$36,909	$39,027
12/25	$37,157	$39,030

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	17.35	13.89	14.03
Russell 1000® Index	17.37	13.59	14.59

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 1,647,378,530
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 11,518,916
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,647,378,530
Total number of portfolio holdings	81
Management services fees (represents 0.71% of Fund average net assets)	$11,518,916
Portfolio turnover for the reporting period	51%

Holdings [Text Block]

Equity Sector Allocation

Information Technology	34.5%
Financials	15.1%
Communication Services	13.1%
Health Care	10.5%
Consumer Discretionary	9.4%
Industrials	7.5%
Energy	3.1%
Consumer Staples	2.2%
Utilities	2.0%
Real Estate	0.8%
Other	0.4%

Asset Categories

Common Stocks	98.6%
Money Market Funds	1.4%

Largest Holdings [Text Block]

Top Holdings

NVIDIA Corp.	8.3%
Microsoft Corp.	7.4%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.6%
Alphabet, Inc., Class A	3.3%
Alphabet, Inc., Class C	2.9%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	2.6%
Meta Platforms, Inc., Class A	2.4%
Bank of America Corp.	2.2%

Material Fund Change [Text Block]
C000125446
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Long Government/Credit Bond Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Long Government/Credit Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Allocation effects contributed to the Fund’s performance during the period. Most notably, an allocation to aerospace and defense was most positive for the Fund’s relative performance. Additional positive allocation effects were seen in media and entertainment as well as banking.

Selection | Security selection contributed to the Fund’s relative performance during the period. A pharmaceutical retailer was the most notable contributor to the Fund’s relative performance. Additional selections that contributed included a pharmaceutical company, a technology company and a media and entertainment company.

Credit | Credit allocation, as measured by an overweight to spread duration contribution, was positive for overall Fund performance relative to its benchmark.

Top Performance Detractors

Allocation | An underweight allocation to sovereign debt detracted from the Fund’s relative performance. Additionally, Fund allocations to cable and satellite, as well as select other sectors, marginally detracted from performance.

Selection | Despite positive selection effects and overall positive returns for the portfolio, certain security selections detracted from the Fund’s relative performance. The most notable detractors included a technology company, followed by an entertainment company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Long Government/Credit Bond Fund Class 1 ($11,676)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Bloomberg U.S. Long Government/Credit Bond Index ($12,163)
12/15	$10,000	$10,000	$10,000
01/16	$10,143	$10,138	$10,210
02/16	$10,224	$10,210	$10,434
03/16	$10,377	$10,303	$10,730
04/16	$10,469	$10,343	$10,862
05/16	$10,489	$10,345	$10,897
06/16	$11,008	$10,531	$11,433
07/16	$11,320	$10,598	$11,725
08/16	$11,320	$10,586	$11,722
09/16	$11,164	$10,580	$11,574
10/16	$10,863	$10,499	$11,246
11/16	$10,229	$10,250	$10,590
12/16	$10,302	$10,265	$10,667
01/17	$10,375	$10,285	$10,700
02/17	$10,561	$10,354	$10,896
03/17	$10,510	$10,349	$10,835
04/17	$10,665	$10,428	$11,004
05/17	$10,894	$10,509	$11,226
06/17	$10,964	$10,498	$11,311
07/17	$11,007	$10,543	$11,341
08/17	$11,244	$10,638	$11,595
09/17	$11,158	$10,587	$11,484
10/17	$11,212	$10,593	$11,530
11/17	$11,255	$10,580	$11,591
12/17	$11,471	$10,628	$11,810
01/18	$11,234	$10,506	$11,567
02/18	$10,867	$10,406	$11,202
03/18	$11,029	$10,473	$11,387
04/18	$10,824	$10,395	$11,166
05/18	$10,942	$10,469	$11,292
06/18	$10,874	$10,456	$11,222
07/18	$10,920	$10,459	$11,250
08/18	$10,989	$10,526	$11,346
09/18	$10,828	$10,458	$11,170
10/18	$10,459	$10,376	$10,796
11/18	$10,505	$10,438	$10,855
12/18	$10,885	$10,630	$11,257
01/19	$11,151	$10,742	$11,509
02/19	$11,081	$10,736	$11,445
03/19	$11,589	$10,942	$11,983
04/19	$11,554	$10,945	$11,935
05/19	$12,004	$11,139	$12,428
06/19	$12,382	$11,279	$12,773
07/19	$12,465	$11,304	$12,866
08/19	$13,414	$11,597	$13,879
09/19	$13,165	$11,535	$13,614
10/19	$13,153	$11,570	$13,606
11/19	$13,165	$11,564	$13,617
12/19	$13,035	$11,556	$13,462
01/20	$13,675	$11,778	$14,165
02/20	$14,197	$11,990	$14,733
03/20	$13,924	$11,920	$14,298
04/20	$14,672	$12,132	$14,943
05/20	$14,636	$12,188	$14,956
06/20	$14,849	$12,265	$15,188
07/20	$15,641	$12,448	$15,994
08/20	$15,036	$12,348	$15,395
09/20	$15,012	$12,341	$15,373
10/20	$14,789	$12,286	$15,130
11/20	$15,333	$12,406	$15,663
12/20	$15,283	$12,424	$15,631
01/21	$14,789	$12,334	$15,167
02/21	$14,147	$12,156	$14,531
03/21	$13,641	$12,005	$14,004
04/21	$13,888	$12,099	$14,279
05/21	$14,012	$12,139	$14,394
06/21	$14,530	$12,224	$14,906
07/21	$14,939	$12,361	$15,321
08/21	$14,886	$12,337	$15,274
09/21	$14,529	$12,231	$14,917
10/21	$14,767	$12,227	$15,161
11/21	$14,952	$12,263	$15,364
12/21	$14,793	$12,232	$15,238
01/22	$14,066	$11,968	$14,491
02/22	$13,696	$11,835	$14,124
03/22	$13,194	$11,506	$13,569
04/22	$11,911	$11,069	$12,307
05/22	$11,898	$11,141	$12,269
06/22	$11,528	$10,966	$11,904
07/22	$12,023	$11,234	$12,351
08/22	$11,462	$10,917	$11,808
09/22	$10,494	$10,445	$10,828
10/22	$10,101	$10,310	$10,420
11/22	$10,928	$10,689	$11,267
12/22	$10,718	$10,641	$11,111
01/23	$11,476	$10,968	$11,843
02/23	$10,872	$10,684	$11,255
03/23	$11,405	$10,956	$11,751
04/23	$11,462	$11,022	$11,834
05/23	$11,139	$10,902	$11,510
06/23	$11,237	$10,863	$11,598
07/23	$11,102	$10,856	$11,473
08/23	$10,826	$10,786	$11,208
09/23	$10,129	$10,512	$10,511
10/23	$9,651	$10,346	$10,038
11/23	$10,623	$10,815	$11,031
12/23	$11,465	$11,229	$11,902
01/24	$11,305	$11,198	$11,720
02/24	$11,029	$11,040	$11,434
03/24	$11,203	$11,142	$11,616
04/24	$10,594	$10,860	$10,981
05/24	$10,884	$11,044	$11,292
06/24	$11,015	$11,149	$11,415
07/24	$11,367	$11,409	$11,798
08/24	$11,609	$11,573	$12,043
09/24	$11,880	$11,728	$12,323
10/24	$11,322	$11,437	$11,746
11/24	$11,548	$11,558	$11,983
12/24	$10,990	$11,369	$11,408
01/25	$11,035	$11,430	$11,456
02/25	$11,503	$11,681	$11,951
03/25	$11,367	$11,685	$11,815
04/25	$11,231	$11,731	$11,679
05/25	$11,035	$11,647	$11,477
06/25	$11,367	$11,826	$11,794
07/25	$11,314	$11,795	$11,736
08/25	$11,363	$11,936	$11,799
09/25	$11,725	$12,067	$12,166
10/25	$11,807	$12,142	$12,279
11/25	$11,873	$12,217	$12,334
12/25	$11,676	$12,199	$12,163

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	6.24	(5.24)	1.56
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Bloomberg U.S. Long Government/Credit Bond Index	6.62	(4.89)	1.98

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 371,923,766
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 4,661,345
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$371,923,766
Total number of portfolio holdings	157
Management services fees (represents 0.49% of Fund average net assets)	$4,661,345
Portfolio turnover for the reporting period	48%

Holdings [Text Block]	Asset Categories
Corporate Bonds & Notes	46.6%
U.S. Treasury Obligations	42.7%
Money Market Funds	7.8%
Asset-Backed Securities - Agency	1.3%
Other	0.7%

Largest Holdings [Text Block]

Top Holdings

U.S. Treasury 02/15/2036 4.500%	4.8%
U.S. Treasury 08/15/2043 4.375%	4.5%
U.S. Treasury 05/15/2047 3.000%	4.3%
U.S. Treasury 05/15/2038 4.500%	4.1%
U.S. Treasury 02/15/2048 3.000%	3.4%
U.S. Treasury 05/15/2052 2.875%	3.4%
U.S. Treasury 05/15/2045 5.000%	2.9%
U.S. Treasury 02/15/2040 0.000%	2.7%
U.S. Treasury 05/15/2041 4.375%	1.7%
U.S. Treasury 08/15/2045 4.875%	1.4%

Material Fund Change [Text Block]
C000125447
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Long Government/Credit Bond Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Long Government/Credit Bond Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Allocation effects contributed to the Fund’s performance during the period. Most notably, an allocation to aerospace and defense was most positive for the Fund’s relative performance. Additional positive allocation effects were seen in media and entertainment as well as banking.

Selection | Security selection contributed to the Fund’s relative performance during the period. A pharmaceutical retailer was the most notable contributor to the Fund’s relative performance. Additional selections that contributed included a pharmaceutical company, a technology company and a media and entertainment company.

Credit | Credit allocation, as measured by an overweight to spread duration contribution, was positive for overall Fund performance relative to its benchmark.

Top Performance Detractors

Allocation | An underweight allocation to sovereign debt detracted from the Fund’s relative performance. Additionally, Fund allocations to cable and satellite, as well as select other sectors, marginally detracted from performance.

Selection | Despite positive selection effects and overall positive returns for the portfolio, certain security selections detracted from the Fund’s relative performance. The most notable detractors included a technology company, followed by an entertainment company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Long Government/Credit Bond Fund Class 2 ($11,386)	Bloomberg U.S. Aggregate Bond Index ($12,199)	Bloomberg U.S. Long Government/Credit Bond Index ($12,163)
12/15	$10,000	$10,000	$10,000
01/16	$10,143	$10,138	$10,210
02/16	$10,215	$10,210	$10,434
03/16	$10,368	$10,303	$10,730
04/16	$10,460	$10,343	$10,862
05/16	$10,470	$10,345	$10,897
06/16	$10,995	$10,531	$11,433
07/16	$11,296	$10,598	$11,725
08/16	$11,296	$10,586	$11,722
09/16	$11,140	$10,580	$11,574
10/16	$10,839	$10,499	$11,246
11/16	$10,195	$10,250	$10,590
12/16	$10,278	$10,265	$10,667
01/17	$10,341	$10,285	$10,700
02/17	$10,528	$10,354	$10,896
03/17	$10,465	$10,349	$10,835
04/17	$10,631	$10,428	$11,004
05/17	$10,849	$10,509	$11,226
06/17	$10,924	$10,498	$11,311
07/17	$10,956	$10,543	$11,341
08/17	$11,204	$10,638	$11,595
09/17	$11,107	$10,587	$11,484
10/17	$11,161	$10,593	$11,530
11/17	$11,204	$10,580	$11,591
12/17	$11,408	$10,628	$11,810
01/18	$11,171	$10,506	$11,567
02/18	$10,806	$10,406	$11,202
03/18	$10,967	$10,473	$11,387
04/18	$10,752	$10,395	$11,166
05/18	$10,870	$10,469	$11,292
06/18	$10,807	$10,456	$11,222
07/18	$10,841	$10,459	$11,250
08/18	$10,921	$10,526	$11,346
09/18	$10,749	$10,458	$11,170
10/18	$10,382	$10,376	$10,796
11/18	$10,416	$10,438	$10,855
12/18	$10,795	$10,630	$11,257
01/19	$11,059	$10,742	$11,509
02/19	$10,990	$10,736	$11,445
03/19	$11,495	$10,942	$11,983
04/19	$11,449	$10,945	$11,935
05/19	$11,896	$11,139	$12,428
06/19	$12,268	$11,279	$12,773
07/19	$12,350	$11,304	$12,866
08/19	$13,292	$11,597	$13,879
09/19	$13,045	$11,535	$13,614
10/19	$13,021	$11,570	$13,606
11/19	$13,045	$11,564	$13,617
12/19	$12,892	$11,556	$13,462
01/20	$13,539	$11,778	$14,165
02/20	$14,057	$11,990	$14,733
03/20	$13,775	$11,920	$14,298
04/20	$14,516	$12,132	$14,943
05/20	$14,481	$12,188	$14,956
06/20	$14,681	$12,265	$15,188
07/20	$15,460	$12,448	$15,994
08/20	$14,860	$12,348	$15,395
09/20	$14,836	$12,341	$15,373
10/20	$14,604	$12,286	$15,130
11/20	$15,142	$12,406	$15,663
12/20	$15,093	$12,424	$15,631
01/21	$14,591	$12,334	$15,167
02/21	$13,968	$12,156	$14,531
03/21	$13,466	$12,005	$14,004
04/21	$13,699	$12,099	$14,279
05/21	$13,821	$12,139	$14,394
06/21	$14,322	$12,224	$14,906
07/21	$14,727	$12,361	$15,321
08/21	$14,674	$12,337	$15,274
09/21	$14,322	$12,231	$14,917
10/21	$14,557	$12,227	$15,161
11/21	$14,727	$12,263	$15,364
12/21	$14,570	$12,232	$15,238
01/22	$13,851	$11,968	$14,491
02/22	$13,485	$11,835	$14,124
03/22	$12,989	$11,506	$13,569
04/22	$11,721	$11,069	$12,307
05/22	$11,708	$11,141	$12,269
06/22	$11,342	$10,966	$11,904
07/22	$11,820	$11,234	$12,351
08/22	$11,267	$10,917	$11,808
09/22	$10,327	$10,445	$10,828
10/22	$9,940	$10,310	$10,420
11/22	$10,742	$10,689	$11,267
12/22	$10,534	$10,641	$11,111
01/23	$11,281	$10,968	$11,843
02/23	$10,687	$10,684	$11,255
03/23	$11,198	$10,956	$11,751
04/23	$11,253	$11,022	$11,834
05/23	$10,935	$10,902	$11,510
06/23	$11,018	$10,863	$11,598
07/23	$10,882	$10,856	$11,473
08/23	$10,611	$10,786	$11,208
09/23	$9,926	$10,512	$10,511
10/23	$9,470	$10,346	$10,038
11/23	$10,411	$10,815	$11,031
12/23	$11,238	$11,229	$11,902
01/24	$11,081	$11,198	$11,720
02/24	$10,810	$11,040	$11,434
03/24	$10,967	$11,142	$11,616
04/24	$10,368	$10,860	$10,981
05/24	$10,653	$11,044	$11,292
06/24	$10,782	$11,149	$11,415
07/24	$11,129	$11,409	$11,798
08/24	$11,366	$11,573	$12,043
09/24	$11,617	$11,728	$12,323
10/24	$11,070	$11,437	$11,746
11/24	$11,292	$11,558	$11,983
12/24	$10,744	$11,369	$11,408
01/25	$10,789	$11,430	$11,456
02/25	$11,233	$11,681	$11,951
03/25	$11,114	$11,685	$11,815
04/25	$10,981	$11,731	$11,679
05/25	$10,789	$11,647	$11,477
06/25	$11,099	$11,826	$11,794
07/25	$11,049	$11,795	$11,736
08/25	$11,081	$11,936	$11,799
09/25	$11,435	$12,067	$12,166
10/25	$11,515	$12,142	$12,279
11/25	$11,563	$12,217	$12,334
12/25	$11,386	$12,199	$12,163

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	5.98	(5.48)	1.31
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Bloomberg U.S. Long Government/Credit Bond Index	6.62	(4.89)	1.98

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 371,923,766
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 4,661,345
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$371,923,766
Total number of portfolio holdings	157
Management services fees (represents 0.49% of Fund average net assets)	$4,661,345
Portfolio turnover for the reporting period	48%

Holdings [Text Block]	Asset Categories
Corporate Bonds & Notes	46.6%
U.S. Treasury Obligations	42.7%
Money Market Funds	7.8%
Asset-Backed Securities - Agency	1.3%
Other	0.7%

Largest Holdings [Text Block]

Top Holdings

U.S. Treasury 02/15/2036 4.500%	4.8%
U.S. Treasury 08/15/2043 4.375%	4.5%
U.S. Treasury 05/15/2047 3.000%	4.3%
U.S. Treasury 05/15/2038 4.500%	4.1%
U.S. Treasury 02/15/2048 3.000%	3.4%
U.S. Treasury 05/15/2052 2.875%	3.4%
U.S. Treasury 05/15/2045 5.000%	2.9%
U.S. Treasury 02/15/2040 0.000%	2.7%
U.S. Treasury 05/15/2041 4.375%	1.7%
U.S. Treasury 08/15/2045 4.875%	1.4%

Material Fund Change [Text Block]
C000034145
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Small Cap Value Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Small Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$94	0.87%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, energy, and industrials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger average allocations to the materials and information technology sectors and smaller average allocations in the energy and financials sectors buoyed the Fund's relative performance during the annual period.

Individual holdings | Positions in MP Materials, a rare earth producer; thredUP, an online clothing resale marketplace; PACS Group, a post-acute healthcare provider; Celcuity, a biotech company focused on cancer therapies; and uniQure, a biotech company focused on gene therapy, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the communication services, information technology and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger average weightings to the consumer staples and consumer discretionary sectors detracted from the Fund’s relative performance during the annual period.

Individual holdings | Fund positions in Acadia Healthcare, a behavioral healthcare provider; Payoneer Global, a digital payments company; KinderCare Learning, a child care and early childhood education provider; Vivid Seats, an online live event ticket marketplace; and Coty, a beauty products company, were among the top detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Small Cap Value Fund Class 1 ($29,643)	Russell 3000® Index ($38,012)	Russell 2000® Value Index ($24,256)
12/15	$10,000	$10,000	$10,000
01/16	$9,288	$9,436	$9,328
02/16	$9,370	$9,433	$9,392
03/16	$10,306	$10,097	$10,170
04/16	$10,624	$10,159	$10,386
05/16	$10,693	$10,341	$10,576
06/16	$10,449	$10,362	$10,608
07/16	$11,104	$10,774	$11,181
08/16	$11,557	$10,801	$11,458
09/16	$11,682	$10,818	$11,549
10/16	$11,160	$10,584	$11,169
11/16	$12,768	$11,058	$12,652
12/16	$13,304	$11,274	$13,174
01/17	$13,304	$11,486	$13,080
02/17	$13,479	$11,913	$13,269
03/17	$13,444	$11,921	$13,157
04/17	$13,423	$12,047	$13,209
05/17	$13,068	$12,171	$12,797
06/17	$13,673	$12,280	$13,245
07/17	$13,942	$12,512	$13,329
08/17	$13,643	$12,536	$13,001
09/17	$14,744	$12,842	$13,922
10/17	$14,841	$13,122	$13,940
11/17	$15,328	$13,521	$14,344
12/17	$15,208	$13,656	$14,207
01/18	$15,343	$14,375	$14,382
02/18	$14,512	$13,846	$13,663
03/18	$14,564	$13,568	$13,832
04/18	$14,811	$13,619	$14,071
05/18	$15,590	$14,004	$14,890
06/18	$15,748	$14,095	$14,980
07/18	$15,898	$14,563	$15,245
08/18	$16,232	$15,074	$15,608
09/18	$15,618	$15,099	$15,221
10/18	$14,109	$13,988	$13,858
11/18	$14,285	$14,268	$14,081
12/18	$12,470	$12,940	$12,379
01/19	$14,039	$14,051	$13,733
02/19	$14,574	$14,545	$14,267
03/19	$14,004	$14,757	$13,856
04/19	$14,513	$15,346	$14,380
05/19	$13,084	$14,353	$13,205
06/19	$14,057	$15,361	$14,046
07/19	$14,107	$15,590	$14,069
08/19	$12,997	$15,272	$13,284
09/19	$13,827	$15,540	$13,966
10/19	$14,030	$15,874	$14,304
11/19	$14,464	$16,478	$14,639
12/19	$15,130	$16,954	$15,151
01/20	$14,126	$16,935	$14,334
02/20	$12,678	$15,549	$12,941
03/20	$9,723	$13,410	$9,748
04/20	$11,152	$15,187	$10,951
05/20	$11,606	$15,999	$11,265
06/20	$11,992	$16,364	$11,591
07/20	$12,054	$17,294	$11,830
08/20	$12,858	$18,546	$12,468
09/20	$12,308	$17,871	$11,887
10/20	$12,817	$17,485	$12,313
11/20	$15,291	$19,613	$14,690
12/20	$16,462	$20,495	$15,853
01/21	$16,910	$20,404	$16,688
02/21	$19,088	$21,042	$18,255
03/21	$20,116	$21,796	$19,209
04/21	$20,686	$22,919	$19,598
05/21	$21,440	$23,024	$20,208
06/21	$20,890	$23,592	$20,085
07/21	$20,323	$23,991	$19,366
08/21	$20,785	$24,675	$19,885
09/21	$20,559	$23,568	$19,486
10/21	$21,225	$25,161	$20,229
11/21	$20,498	$24,778	$19,538
12/21	$21,266	$25,754	$20,335
01/22	$20,395	$24,239	$19,150
02/22	$20,867	$23,628	$19,467
03/22	$20,887	$24,395	$19,847
04/22	$19,503	$22,206	$18,307
05/22	$19,821	$22,176	$18,658
06/22	$17,833	$20,321	$16,815
07/22	$19,569	$22,227	$18,443
08/22	$19,097	$21,397	$17,860
09/22	$17,256	$19,413	$16,040
10/22	$19,333	$21,005	$18,059
11/22	$20,211	$22,102	$18,611
12/22	$19,417	$20,808	$17,390
01/23	$21,545	$22,241	$19,050
02/23	$21,140	$21,721	$18,610
03/23	$19,755	$22,302	$17,276
04/23	$19,367	$22,539	$16,845
05/23	$18,995	$22,627	$16,514
06/23	$20,954	$24,172	$17,825
07/23	$22,346	$25,039	$19,171
08/23	$21,817	$24,555	$18,248
09/23	$20,577	$23,386	$17,298
10/23	$19,373	$22,766	$16,266
11/23	$21,088	$24,888	$17,730
12/23	$23,678	$26,209	$19,937
01/24	$22,693	$26,499	$19,031
02/24	$23,368	$27,933	$19,654
03/24	$24,627	$28,835	$20,515
04/24	$23,021	$27,566	$19,208
05/24	$24,353	$28,868	$20,107
06/24	$23,496	$29,762	$19,768
07/24	$25,740	$30,315	$22,177
08/24	$25,068	$30,975	$21,761
09/24	$25,260	$31,616	$21,774
10/24	$24,837	$31,384	$21,434
11/24	$27,621	$33,471	$23,501
12/24	$25,778	$32,448	$21,543
01/25	$26,527	$33,473	$21,985
02/25	$25,106	$32,831	$21,144
03/25	$23,820	$30,916	$19,875
04/25	$22,860	$30,709	$19,077
05/25	$24,166	$32,655	$19,878
06/25	$25,279	$34,314	$20,862
07/25	$25,706	$35,070	$21,230
08/25	$27,862	$35,881	$23,028
09/25	$28,424	$37,120	$23,491
10/25	$28,237	$37,915	$23,550
11/25	$29,221	$38,019	$24,212
12/25	$29,643	$38,012	$24,256

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	14.99	12.48	11.48
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Value Index	12.59	8.88	9.27

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 410,324,334
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 3,649,949
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$410,324,334
Total number of portfolio holdings	235
Management services fees (represents 0.87% of Fund average net assets)	$3,649,949
Portfolio turnover for the reporting period	79%

Holdings [Text Block]

Equity Sector Allocation

Financials	19.2%
Industrials	17.6%
Real Estate	13.4%
Consumer Discretionary	13.2%
Health Care	9.1%
Materials	6.9%
Energy	6.6%
Information Technology	5.9%
Consumer Staples	3.5%
Communication Services	2.2%
Other	1.6%

Asset Categories

Common Stocks	99.2%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

JBT Marel Corp.	1.3%
National Fuel Gas Co.	1.3%
Meritage Homes Corp.	1.2%
Essent Group Ltd.	1.1%
Moog, Inc., Class A	1.1%
PACS Group, Inc.	1.0%
Kite Realty Group Trust	1.0%
Kirby Corp.	1.0%
Cushman & Wakefield Ltd.	1.0%
Knight-Swift Transportation Holdings, Inc.	1.0%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name to Columbia Variable Portfolio - Small Cap Value Discovery Fund. This change will become effective May 1, 2026.

Material Fund Change Name [Text Block]	On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name to Columbia Variable Portfolio - Small Cap Value Discovery Fund. This change will become effective May 1, 2026.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000034146
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Small Cap Value Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Small Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$120	1.12%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, energy, and industrials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger average allocations to the materials and information technology sectors and smaller average allocations in the energy and financials sectors buoyed the Fund's relative performance during the annual period.

Individual holdings | Positions in MP Materials, a rare earth producer; thredUP, an online clothing resale marketplace; PACS Group, a post-acute healthcare provider; Celcuity, a biotech company focused on cancer therapies; and uniQure, a biotech company focused on gene therapy, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the communication services, information technology and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger average weightings to the consumer staples and consumer discretionary sectors detracted from the Fund’s relative performance during the annual period.

Individual holdings | Fund positions in Acadia Healthcare, a behavioral healthcare provider; Payoneer Global, a digital payments company; KinderCare Learning, a child care and early childhood education provider; Vivid Seats, an online live event ticket marketplace; and Coty, a beauty products company, were among the top detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Small Cap Value Fund Class 2 ($28,914)	Russell 3000® Index ($38,012)	Russell 2000® Value Index ($24,256)
12/15	$10,000	$10,000	$10,000
01/16	$9,285	$9,436	$9,328
02/16	$9,360	$9,433	$9,392
03/16	$10,301	$10,097	$10,170
04/16	$10,615	$10,159	$10,386
05/16	$10,678	$10,341	$10,576
06/16	$10,439	$10,362	$10,608
07/16	$11,088	$10,774	$11,181
08/16	$11,535	$10,801	$11,458
09/16	$11,654	$10,818	$11,549
10/16	$11,137	$10,584	$11,169
11/16	$12,736	$11,058	$12,652
12/16	$13,274	$11,274	$13,174
01/17	$13,267	$11,486	$13,080
02/17	$13,435	$11,913	$13,269
03/17	$13,400	$11,921	$13,157
04/17	$13,379	$12,047	$13,209
05/17	$13,023	$12,171	$12,797
06/17	$13,616	$12,280	$13,245
07/17	$13,892	$12,512	$13,329
08/17	$13,585	$12,536	$13,001
09/17	$14,680	$12,842	$13,922
10/17	$14,770	$13,122	$13,940
11/17	$15,250	$13,521	$14,344
12/17	$15,130	$13,656	$14,207
01/18	$15,265	$14,375	$14,382
02/18	$14,432	$13,846	$13,663
03/18	$14,477	$13,568	$13,832
04/18	$14,725	$13,619	$14,071
05/18	$15,498	$14,004	$14,890
06/18	$15,655	$14,095	$14,980
07/18	$15,801	$14,563	$15,245
08/18	$16,126	$15,074	$15,608
09/18	$15,512	$15,099	$15,221
10/18	$14,012	$13,988	$13,858
11/18	$14,179	$14,268	$14,081
12/18	$12,381	$12,940	$12,379
01/19	$13,925	$14,051	$13,733
02/19	$14,459	$14,545	$14,267
03/19	$13,890	$14,757	$13,856
04/19	$14,389	$15,346	$14,380
05/19	$12,969	$14,353	$13,205
06/19	$13,942	$15,361	$14,046
07/19	$13,987	$15,590	$14,069
08/19	$12,879	$15,272	$13,284
09/19	$13,698	$15,540	$13,966
10/19	$13,900	$15,874	$14,304
11/19	$14,324	$16,478	$14,639
12/19	$14,979	$16,954	$15,151
01/20	$13,987	$16,935	$14,334
02/20	$12,552	$15,549	$12,941
03/20	$9,623	$13,410	$9,748
04/20	$11,039	$15,187	$10,951
05/20	$11,483	$15,999	$11,265
06/20	$11,858	$16,364	$11,591
07/20	$11,911	$17,294	$11,830
08/20	$12,711	$18,546	$12,468
09/20	$12,164	$17,871	$11,887
10/20	$12,661	$17,485	$12,313
11/20	$15,102	$19,613	$14,690
12/20	$16,266	$20,495	$15,853
01/21	$16,692	$20,404	$16,688
02/21	$18,839	$21,042	$18,255
03/21	$19,862	$21,796	$19,209
04/21	$20,419	$22,919	$19,598
05/21	$21,148	$23,024	$20,208
06/21	$20,612	$23,592	$20,085
07/21	$20,046	$23,991	$19,366
08/21	$20,494	$24,675	$19,885
09/21	$20,270	$23,568	$19,486
10/21	$20,921	$25,161	$20,229
11/21	$20,198	$24,778	$19,538
12/21	$20,952	$25,754	$20,335
01/22	$20,086	$24,239	$19,150
02/22	$20,555	$23,628	$19,467
03/22	$20,565	$24,395	$19,847
04/22	$19,201	$22,206	$18,307
05/22	$19,506	$22,176	$18,658
06/22	$17,551	$20,321	$16,815
07/22	$19,257	$22,227	$18,443
08/22	$18,769	$21,397	$17,860
09/22	$16,971	$19,413	$16,040
10/22	$19,005	$21,005	$18,059
11/22	$19,878	$22,102	$18,611
12/22	$19,072	$20,808	$17,390
01/23	$21,172	$22,241	$19,050
02/23	$20,769	$21,721	$18,610
03/23	$19,391	$22,302	$17,276
04/23	$19,021	$22,539	$16,845
05/23	$18,652	$22,627	$16,514
06/23	$20,567	$24,172	$17,825
07/23	$21,936	$25,039	$19,171
08/23	$21,411	$24,555	$18,248
09/23	$20,197	$23,386	$17,298
10/23	$19,002	$22,766	$16,266
11/23	$20,668	$24,888	$17,730
12/23	$23,204	$26,209	$19,937
01/24	$22,244	$26,499	$19,031
02/24	$22,896	$27,933	$19,654
03/24	$24,128	$28,835	$20,515
04/24	$22,552	$27,566	$19,208
05/24	$23,838	$28,868	$20,107
06/24	$23,005	$29,762	$19,768
07/24	$25,198	$30,315	$22,177
08/24	$24,551	$30,975	$21,761
09/24	$24,703	$31,616	$21,774
10/24	$24,303	$31,384	$21,434
11/24	$27,025	$33,471	$23,501
12/24	$25,217	$32,448	$21,543
01/25	$25,921	$33,473	$21,985
02/25	$24,551	$32,831	$21,144
03/25	$23,275	$30,916	$19,875
04/25	$22,324	$30,709	$19,077
05/25	$23,618	$32,655	$19,878
06/25	$24,703	$34,314	$20,862
07/25	$25,102	$35,070	$21,230
08/25	$27,217	$35,881	$23,028
09/25	$27,729	$37,120	$23,491
10/25	$27,543	$37,915	$23,550
11/25	$28,519	$38,019	$24,212
12/25	$28,914	$38,012	$24,256

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	14.66	12.19	11.20
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Value Index	12.59	8.88	9.27

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 410,324,334
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 3,649,949
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$410,324,334
Total number of portfolio holdings	235
Management services fees (represents 0.87% of Fund average net assets)	$3,649,949
Portfolio turnover for the reporting period	79%

Holdings [Text Block]

Equity Sector Allocation

Financials	19.2%
Industrials	17.6%
Real Estate	13.4%
Consumer Discretionary	13.2%
Health Care	9.1%
Materials	6.9%
Energy	6.6%
Information Technology	5.9%
Consumer Staples	3.5%
Communication Services	2.2%
Other	1.6%

Asset Categories

Common Stocks	99.2%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

JBT Marel Corp.	1.3%
National Fuel Gas Co.	1.3%
Meritage Homes Corp.	1.2%
Essent Group Ltd.	1.1%
Moog, Inc., Class A	1.1%
PACS Group, Inc.	1.0%
Kite Realty Group Trust	1.0%
Kirby Corp.	1.0%
Cushman & Wakefield Ltd.	1.0%
Knight-Swift Transportation Holdings, Inc.	1.0%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name to Columbia Variable Portfolio - Small Cap Value Discovery Fund. This change will become effective May 1, 2026.

Material Fund Change Name [Text Block]	On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name to Columbia Variable Portfolio - Small Cap Value Discovery Fund. This change will become effective May 1, 2026.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000029536
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Small Company Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Small Company Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$95	0.86%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and consumer staples sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Underweight positions in the financials sector buoyed relative Fund performance during the annual period.

Individual holdings | Positions in Lumentum, an electrical product manufacturing company, Hut 8, a bitcoin mining company, and Kratos Defense & Security Solutions, a defense company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary and health care sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight position in the consumer discretionary sector detracted from relative performance.

Individual holdings | Positions in AAON, an industrial machinery company, Saia, a transportation company, and Bloom Energy, a power generation company, were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Small Company Growth Fund Class 1 ($41,115)	Russell 3000® Index ($38,012)	Russell 2000® Growth Index ($24,949)
12/15	$10,000	$10,000	$10,000
01/16	$8,944	$9,436	$8,917
02/16	$9,015	$9,433	$8,853
03/16	$9,691	$10,097	$9,532
04/16	$9,804	$10,159	$9,627
05/16	$10,083	$10,341	$9,886
06/16	$10,083	$10,362	$9,841
07/16	$10,545	$10,774	$10,484
08/16	$10,700	$10,801	$10,596
09/16	$10,928	$10,818	$10,748
10/16	$10,368	$10,584	$10,080
11/16	$11,252	$11,058	$10,982
12/16	$11,274	$11,274	$11,132
01/17	$11,657	$11,486	$11,313
02/17	$11,937	$11,913	$11,590
03/17	$12,040	$11,921	$11,727
04/17	$12,467	$12,047	$11,943
05/17	$12,600	$12,171	$11,835
06/17	$12,872	$12,280	$12,242
07/17	$13,084	$12,512	$12,346
08/17	$13,178	$12,536	$12,332
09/17	$13,832	$12,842	$13,003
10/17	$14,252	$13,122	$13,205
11/17	$14,338	$13,521	$13,584
12/17	$14,572	$13,656	$13,599
01/18	$15,140	$14,375	$14,129
02/18	$14,813	$13,846	$13,727
03/18	$15,000	$13,568	$13,912
04/18	$14,836	$13,619	$13,926
05/18	$15,732	$14,004	$14,802
06/18	$15,935	$14,095	$14,918
07/18	$16,074	$14,563	$15,175
08/18	$17,722	$15,074	$16,119
09/18	$17,749	$15,099	$15,742
10/18	$15,470	$13,988	$13,750
11/18	$16,028	$14,268	$13,965
12/18	$14,316	$12,940	$12,334
01/19	$16,532	$14,051	$13,758
02/19	$17,584	$14,545	$14,646
03/19	$17,575	$14,757	$14,448
04/19	$18,179	$15,346	$14,888
05/19	$17,502	$14,353	$13,784
06/19	$19,177	$15,361	$14,845
07/19	$19,566	$15,590	$14,990
08/19	$19,216	$15,272	$14,343
09/19	$18,323	$15,540	$14,226
10/19	$18,628	$15,874	$14,630
11/19	$20,097	$16,478	$15,492
12/19	$20,143	$16,954	$15,847
01/20	$20,572	$16,935	$15,672
02/20	$19,747	$15,549	$14,541
03/20	$16,424	$13,410	$11,764
04/20	$19,871	$15,187	$13,516
05/20	$22,675	$15,999	$14,793
06/20	$24,223	$16,364	$15,362
07/20	$25,671	$17,294	$15,889
08/20	$26,752	$18,546	$16,822
09/20	$26,867	$17,871	$16,461
10/20	$27,143	$17,485	$16,586
11/20	$31,847	$19,613	$19,511
12/20	$34,469	$20,495	$21,335
01/21	$36,229	$20,404	$22,363
02/21	$37,643	$21,042	$23,102
03/21	$35,113	$21,796	$22,375
04/21	$36,447	$22,919	$22,863
05/21	$35,113	$23,024	$22,210
06/21	$37,149	$23,592	$23,251
07/21	$36,680	$23,991	$22,404
08/21	$37,695	$24,675	$22,812
09/21	$36,021	$23,568	$21,937
10/21	$37,256	$25,161	$22,964
11/21	$33,496	$24,778	$21,843
12/21	$33,469	$25,754	$21,939
01/22	$28,062	$24,239	$18,999
02/22	$28,131	$23,628	$19,082
03/22	$27,747	$24,395	$19,169
04/22	$23,671	$22,206	$16,817
05/22	$22,477	$22,176	$16,500
06/22	$20,460	$20,321	$15,478
07/22	$23,274	$22,227	$17,211
08/22	$22,901	$21,397	$17,049
09/22	$20,774	$19,413	$15,516
10/22	$22,013	$21,005	$16,988
11/22	$22,924	$22,102	$17,265
12/22	$21,498	$20,808	$16,157
01/23	$23,882	$22,241	$17,764
02/23	$23,368	$21,721	$17,571
03/23	$23,835	$22,302	$17,138
04/23	$23,765	$22,539	$16,939
05/23	$23,859	$22,627	$16,942
06/23	$26,055	$24,172	$18,347
07/23	$26,850	$25,039	$19,204
08/23	$26,803	$24,555	$18,205
09/23	$24,700	$23,386	$17,004
10/23	$23,181	$22,766	$15,692
11/23	$24,606	$24,888	$17,121
12/23	$27,224	$26,209	$19,171
01/24	$26,733	$26,499	$18,556
02/24	$29,724	$27,933	$20,064
03/24	$30,892	$28,835	$20,625
04/24	$28,859	$27,566	$19,037
05/24	$30,308	$28,868	$20,056
06/24	$29,934	$29,762	$20,023
07/24	$31,588	$30,315	$21,662
08/24	$31,803	$30,975	$21,422
09/24	$32,497	$31,616	$21,707
10/24	$32,640	$31,384	$21,419
11/24	$36,346	$33,471	$24,045
12/24	$33,788	$32,448	$22,077
01/25	$35,199	$33,473	$22,775
02/25	$32,544	$32,831	$21,233
03/25	$29,603	$30,916	$19,623
04/25	$29,221	$30,709	$19,497
05/25	$31,683	$32,655	$20,749
06/25	$34,529	$34,314	$21,971
07/25	$35,735	$35,070	$22,345
08/25	$38,151	$35,881	$23,666
09/25	$39,413	$37,120	$24,650
10/25	$41,307	$37,915	$25,447
11/25	$42,240	$38,019	$25,273
12/25	$41,115	$38,012	$24,949

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	21.69	3.59	15.19
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Growth Index	13.01	3.18	9.57

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 232,263,027
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 2,007,764
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$232,263,027
Total number of portfolio holdings	96
Management services fees (represents 0.87% of Fund average net assets)	$2,007,764
Portfolio turnover for the reporting period	132%

Holdings [Text Block]

Equity Sector Allocation

Industrials	29.4%
Health Care	20.3%
Information Technology	16.4%
Consumer Discretionary	11.9%
Consumer Staples	6.5%
Financials	6.1%
Communication Services	3.3%
Energy	2.8%
Utilities	0.6%

Asset Categories

Common Stocks	97.3%
Money Market Funds	2.8%

Largest Holdings [Text Block]

Top Holdings

Carpenter Technology Corp.	3.0%
RBC Bearings, Inc.	2.9%
Celsius Holdings, Inc.	2.8%
ICU Medical, Inc.	2.5%
Glaukos Corp.	2.2%
AAON, Inc.	2.0%
InterDigital, Inc.	2.0%
Rush Street Interactive, Inc.	1.9%
Hut 8 Corp.	1.9%
Bloom Energy Corp., Class A	1.9%

Material Fund Change [Text Block]
C000029537
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Small Company Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Small Company Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$123	1.11%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and consumer staples sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Underweight positions in the financials sector buoyed relative Fund performance during the annual period.

Individual holdings | Positions in Lumentum, an electrical product manufacturing company, Hut 8, a bitcoin mining company, and Kratos Defense & Security Solutions, a defense company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary and health care sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight position in the consumer discretionary sector detracted from relative performance.

Individual holdings | Positions in AAON, an industrial machinery company, Saia, a transportation company, and Bloom Energy, a power generation company, were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Small Company Growth Fund Class 2 ($40,084)	Russell 3000® Index ($38,012)	Russell 2000® Growth Index ($24,949)
12/15	$10,000	$10,000	$10,000
01/16	$8,941	$9,436	$8,917
02/16	$9,009	$9,433	$8,853
03/16	$9,688	$10,097	$9,532
04/16	$9,798	$10,159	$9,627
05/16	$10,073	$10,341	$9,886
06/16	$10,073	$10,362	$9,841
07/16	$10,529	$10,774	$10,484
08/16	$10,681	$10,801	$10,596
09/16	$10,910	$10,818	$10,748
10/16	$10,353	$10,584	$10,080
11/16	$11,223	$11,058	$10,982
12/16	$11,253	$11,274	$11,132
01/17	$11,627	$11,486	$11,313
02/17	$11,910	$11,913	$11,590
03/17	$12,001	$11,921	$11,727
04/17	$12,428	$12,047	$11,943
05/17	$12,558	$12,171	$11,835
06/17	$12,825	$12,280	$12,242
07/17	$13,038	$12,512	$12,346
08/17	$13,127	$12,536	$12,332
09/17	$13,772	$12,842	$13,003
10/17	$14,192	$13,122	$13,205
11/17	$14,273	$13,521	$13,584
12/17	$14,499	$13,656	$13,599
01/18	$15,063	$14,375	$14,129
02/18	$14,733	$13,846	$13,727
03/18	$14,918	$13,568	$13,912
04/18	$14,757	$13,619	$13,926
05/18	$15,644	$14,004	$14,802
06/18	$15,838	$14,095	$14,918
07/18	$15,972	$14,563	$15,175
08/18	$17,611	$15,074	$16,119
09/18	$17,630	$15,099	$15,742
10/18	$15,362	$13,988	$13,750
11/18	$15,915	$14,268	$13,965
12/18	$14,209	$12,940	$12,334
01/19	$16,410	$14,051	$13,758
02/19	$17,449	$14,545	$14,646
03/19	$17,430	$14,757	$14,448
04/19	$18,030	$15,346	$14,888
05/19	$17,354	$14,353	$13,784
06/19	$19,012	$15,361	$14,845
07/19	$19,390	$15,590	$14,990
08/19	$19,046	$15,272	$14,343
09/19	$18,155	$15,540	$14,226
10/19	$18,452	$15,874	$14,630
11/19	$19,901	$16,478	$15,492
12/19	$19,948	$16,954	$15,847
01/20	$20,364	$16,935	$15,672
02/20	$19,544	$15,549	$14,541
03/20	$16,243	$13,410	$11,764
04/20	$19,663	$15,187	$13,516
05/20	$22,430	$15,999	$14,793
06/20	$23,950	$16,364	$15,362
07/20	$25,380	$17,294	$15,889
08/20	$26,442	$18,546	$16,822
09/20	$26,550	$17,871	$16,461
10/20	$26,828	$17,485	$16,586
11/20	$31,462	$19,613	$19,511
12/20	$34,045	$20,495	$21,335
01/21	$35,783	$20,404	$22,363
02/21	$37,170	$21,042	$23,102
03/21	$34,660	$21,796	$22,375
04/21	$35,976	$22,919	$22,863
05/21	$34,648	$23,024	$22,210
06/21	$36,651	$23,592	$23,251
07/21	$36,181	$23,991	$22,404
08/21	$37,170	$24,675	$22,812
09/21	$35,512	$23,568	$21,937
10/21	$36,719	$25,161	$22,964
11/21	$33,010	$24,778	$21,843
12/21	$32,981	$25,754	$21,939
01/22	$27,641	$24,239	$18,999
02/22	$27,700	$23,628	$19,082
03/22	$27,321	$24,395	$19,169
04/22	$23,306	$22,206	$16,817
05/22	$22,113	$22,176	$16,500
06/22	$20,135	$20,321	$15,478
07/22	$22,888	$22,227	$17,211
08/22	$22,524	$21,397	$17,049
09/22	$20,420	$19,413	$15,516
10/22	$21,641	$21,005	$16,988
11/22	$22,550	$22,102	$17,265
12/22	$21,121	$20,808	$16,157
01/23	$23,460	$22,241	$17,764
02/23	$22,940	$21,721	$17,571
03/23	$23,408	$22,302	$17,138
04/23	$23,330	$22,539	$16,939
05/23	$23,434	$22,627	$16,942
06/23	$25,564	$24,172	$18,347
07/23	$26,343	$25,039	$19,204
08/23	$26,291	$24,555	$18,205
09/23	$24,239	$23,386	$17,004
10/23	$22,732	$22,766	$15,692
11/23	$24,135	$24,888	$17,121
12/23	$26,681	$26,209	$19,171
01/24	$26,187	$26,499	$18,556
02/24	$29,123	$27,933	$20,064
03/24	$30,240	$28,835	$20,625
04/24	$28,266	$27,566	$19,037
05/24	$29,669	$28,868	$20,056
06/24	$29,305	$29,762	$20,023
07/24	$30,919	$30,315	$21,662
08/24	$31,105	$30,975	$21,422
09/24	$31,797	$31,616	$21,707
10/24	$31,930	$31,384	$21,419
11/24	$35,549	$33,471	$24,045
12/24	$33,047	$32,448	$22,077
01/25	$34,404	$33,473	$22,775
02/25	$31,797	$32,831	$21,233
03/25	$28,923	$30,916	$19,623
04/25	$28,551	$30,709	$19,497
05/25	$30,945	$32,655	$20,749
06/25	$33,713	$34,314	$21,971
07/25	$34,891	$35,070	$22,345
08/25	$37,254	$35,881	$23,666
09/25	$38,467	$37,120	$24,650
10/25	$40,302	$37,915	$25,447
11/25	$41,204	$38,019	$25,273
12/25	$40,084	$38,012	$24,949

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	21.29	3.32	14.89
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Growth Index	13.01	3.18	9.57

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 232,263,027
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 2,007,764
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$232,263,027
Total number of portfolio holdings	96
Management services fees (represents 0.87% of Fund average net assets)	$2,007,764
Portfolio turnover for the reporting period	132%

Holdings [Text Block]

Equity Sector Allocation

Industrials	29.4%
Health Care	20.3%
Information Technology	16.4%
Consumer Discretionary	11.9%
Consumer Staples	6.5%
Financials	6.1%
Communication Services	3.3%
Energy	2.8%
Utilities	0.6%

Asset Categories

Common Stocks	97.3%
Money Market Funds	2.8%

Largest Holdings [Text Block]

Top Holdings

Carpenter Technology Corp.	3.0%
RBC Bearings, Inc.	2.9%
Celsius Holdings, Inc.	2.8%
ICU Medical, Inc.	2.5%
Glaukos Corp.	2.2%
AAON, Inc.	2.0%
InterDigital, Inc.	2.0%
Rush Street Interactive, Inc.	1.9%
Hut 8 Corp.	1.9%
Bloom Energy Corp., Class A	1.9%

Material Fund Change [Text Block]
C000034143
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Strategic Income Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Strategic Income Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sector allocation | Overall, sector allocation decisions contributed to the Fund’s relative performance. Contributions primarily came from an overweight to agency mortgage-backed securities, high-yield corporates, bank loans and emerging market debt.

Security selection | Overall, security selection contributed to relative performance. Contributions primarily came from positive selections in commercial mortgages as well as asset backed securities. Additionally, positive selection came from the investment-grade corporate sector.

Top Performance Detractors

Duration | The Fund’s shorter-than-benchmark duration positioning detracted from relative performance as Treasury yields moved lower across most maturities.

Sector allocation | Detractors from relative Fund performance included an overweight to non-agency mortgage-backed securities, an overweight to asset backed securities and an underweight to commercial mortgages.

Security selection | Security selection in agency mortgages and emerging market debt detracted from the Fund’s relative performance during the period.

Derivates usage | On a stand-alone basis, the Fund’s usage of derivates had a negative impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Strategic Income Fund Class 1 ($15,203)	JPMorgan Emerging Markets Bond Index - Global ($15,176)	Bloomberg U.S. Aggregate Bond Index ($12,199)	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged ($9,844)	ICE BofA US Cash Pay High Yield Constrained Index ($18,626)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,820	$9,980	$10,138	$10,100	$9,842
02/16	$9,888	$10,182	$10,210	$10,499	$9,889
03/16	$10,225	$10,522	$10,303	$10,910	$10,323
04/16	$10,494	$10,723	$10,343	$11,118	$10,733
05/16	$10,517	$10,691	$10,345	$10,870	$10,804
06/16	$10,562	$11,090	$10,531	$11,350	$10,920
07/16	$10,727	$11,262	$10,598	$11,419	$11,197
08/16	$10,915	$11,465	$10,586	$11,301	$11,446
09/16	$10,942	$11,504	$10,580	$11,418	$11,521
10/16	$10,942	$11,335	$10,499	$10,897	$11,555
11/16	$10,835	$10,863	$10,250	$10,280	$11,509
12/16	$10,915	$11,019	$10,265	$10,181	$11,734
01/17	$11,050	$11,178	$10,285	$10,326	$11,892
02/17	$11,131	$11,410	$10,354	$10,360	$12,077
03/17	$11,158	$11,449	$10,349	$10,387	$12,052
04/17	$11,239	$11,636	$10,428	$10,555	$12,188
05/17	$11,320	$11,732	$10,509	$10,795	$12,298
06/17	$11,374	$11,702	$10,498	$10,782	$12,311
07/17	$11,471	$11,779	$10,543	$11,078	$12,454
08/17	$11,471	$11,983	$10,638	$11,215	$12,451
09/17	$11,526	$11,981	$10,587	$11,059	$12,563
10/17	$11,582	$12,003	$10,593	$10,976	$12,611
11/17	$11,582	$11,971	$10,580	$11,223	$12,576
12/17	$11,610	$12,046	$10,628	$11,233	$12,612
01/18	$11,665	$12,023	$10,506	$11,593	$12,693
02/18	$11,610	$11,787	$10,406	$11,517	$12,573
03/18	$11,582	$11,831	$10,473	$11,729	$12,494
04/18	$11,582	$11,658	$10,395	$11,444	$12,577
05/18	$11,582	$11,532	$10,469	$11,180	$12,575
06/18	$11,554	$11,416	$10,456	$11,130	$12,619
07/18	$11,651	$11,651	$10,459	$11,085	$12,761
08/18	$11,651	$11,427	$10,526	$11,004	$12,852
09/18	$11,680	$11,629	$10,458	$10,886	$12,927
10/18	$11,536	$11,370	$10,376	$10,728	$12,715
11/18	$11,507	$11,325	$10,438	$10,755	$12,602
12/18	$11,565	$11,491	$10,630	$11,028	$12,327
01/19	$11,881	$11,998	$10,742	$11,244	$12,893
02/19	$11,967	$12,073	$10,736	$11,097	$13,110
03/19	$12,140	$12,249	$10,942	$11,196	$13,239
04/19	$12,226	$12,263	$10,945	$11,125	$13,424
05/19	$12,255	$12,333	$11,139	$11,273	$13,253
06/19	$12,399	$12,709	$11,279	$11,635	$13,579
07/19	$12,495	$12,855	$11,304	$11,554	$13,648
08/19	$12,495	$12,926	$11,597	$11,811	$13,703
09/19	$12,525	$12,879	$11,535	$11,623	$13,746
10/19	$12,585	$12,927	$11,570	$11,720	$13,778
11/19	$12,645	$12,906	$11,564	$11,519	$13,815
12/19	$12,764	$13,148	$11,556	$11,615	$14,102
01/20	$12,824	$13,377	$11,778	$11,741	$14,103
02/20	$12,734	$13,268	$11,990	$11,734	$13,885
03/20	$11,479	$11,602	$11,920	$11,396	$12,258
04/20	$11,868	$11,857	$12,132	$11,569	$12,724
05/20	$12,286	$12,537	$12,188	$11,624	$13,302
06/20	$12,615	$12,902	$12,265	$11,736	$13,425
07/20	$13,015	$13,379	$12,448	$12,336	$14,062
08/20	$13,077	$13,419	$12,348	$12,326	$14,203
09/20	$13,015	$13,197	$12,341	$12,274	$14,056
10/20	$13,077	$13,181	$12,286	$12,306	$14,120
11/20	$13,449	$13,675	$12,406	$12,583	$14,681
12/20	$13,634	$13,921	$12,424	$12,867	$14,962
01/21	$13,727	$13,752	$12,334	$12,686	$15,010
02/21	$13,820	$13,399	$12,156	$12,361	$15,060
03/21	$13,789	$13,260	$12,005	$12,040	$15,084
04/21	$13,851	$13,514	$12,099	$12,204	$15,249
05/21	$13,913	$13,660	$12,139	$12,354	$15,291
06/21	$13,975	$13,782	$12,224	$12,095	$15,498
07/21	$13,985	$13,856	$12,361	$12,317	$15,555
08/21	$14,018	$13,983	$12,337	$12,215	$15,641
09/21	$13,952	$13,708	$12,231	$11,856	$15,645
10/21	$13,919	$13,717	$12,227	$11,774	$15,617
11/21	$13,821	$13,518	$12,263	$11,699	$15,455
12/21	$13,919	$13,710	$12,232	$11,621	$15,752
01/22	$13,723	$13,314	$11,968	$11,355	$15,320
02/22	$13,494	$12,581	$11,835	$11,211	$15,180
03/22	$13,330	$12,441	$11,506	$10,793	$15,042
04/22	$12,871	$11,759	$11,069	$9,952	$14,494
05/22	$12,806	$11,781	$11,141	$9,932	$14,537
06/22	$12,478	$11,129	$10,966	$9,444	$13,549
07/22	$12,866	$11,485	$11,234	$9,644	$14,366
08/22	$12,654	$11,351	$10,917	$9,086	$14,018
09/22	$12,055	$10,661	$10,445	$8,504	$13,457
10/22	$11,914	$10,670	$10,310	$8,519	$13,844
11/22	$12,372	$11,411	$10,689	$9,034	$14,110
12/22	$12,337	$11,455	$10,641	$9,057	$14,004
01/23	$12,795	$11,811	$10,968	$9,378	$14,547
02/23	$12,478	$11,550	$10,684	$8,993	$14,359
03/23	$12,725	$11,712	$10,956	$9,394	$14,518
04/23	$12,795	$11,771	$11,022	$9,422	$14,658
05/23	$12,654	$11,666	$10,902	$9,146	$14,517
06/23	$12,795	$11,891	$10,863	$9,195	$14,752
07/23	$12,872	$12,082	$10,856	$9,272	$14,963
08/23	$12,835	$11,914	$10,786	$9,084	$15,008
09/23	$12,653	$11,579	$10,512	$8,721	$14,830
10/23	$12,470	$11,411	$10,346	$8,632	$14,645
11/23	$13,055	$12,072	$10,815	$9,146	$15,316
12/23	$13,530	$12,652	$11,229	$9,585	$15,882
01/24	$13,530	$12,503	$11,198	$9,349	$15,883
02/24	$13,457	$12,589	$11,040	$9,226	$15,926
03/24	$13,603	$12,828	$11,142	$9,257	$16,114
04/24	$13,384	$12,571	$10,860	$8,993	$15,952
05/24	$13,567	$12,800	$11,044	$9,065	$16,128
06/24	$13,713	$12,884	$11,149	$8,994	$16,280
07/24	$13,975	$13,119	$11,409	$9,297	$16,597
08/24	$14,204	$13,425	$11,573	$9,580	$16,864
09/24	$14,396	$13,666	$11,728	$9,768	$17,137
10/24	$14,166	$13,421	$11,437	$9,354	$17,040
11/24	$14,319	$13,580	$11,558	$9,342	$17,234
12/24	$14,166	$13,377	$11,369	$9,075	$17,159
01/25	$14,281	$13,541	$11,430	$9,116	$17,397
02/25	$14,511	$13,764	$11,681	$9,192	$17,513
03/25	$14,472	$13,691	$11,685	$9,286	$17,325
04/25	$14,587	$13,679	$11,731	$9,785	$17,326
05/25	$14,625	$13,796	$11,647	$9,748	$17,618
06/25	$14,855	$14,110	$11,826	$9,971	$17,943
07/25	$14,802	$14,276	$11,795	$9,695	$18,013
08/25	$15,002	$14,494	$11,936	$9,848	$18,237
09/25	$15,083	$14,729	$12,067	$9,892	$18,375
10/25	$15,123	$15,053	$12,142	$9,802	$18,412
11/25	$15,203	$15,098	$12,217	$9,800	$18,507
12/25	$15,203	$15,176	$12,199	$9,844	$18,626

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	7.32	2.20	4.28
JPMorgan Emerging Markets Bond Index - Global	13.45	1.74	4.26
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	8.47	(5.21)	(0.16)
ICE BofA US Cash Pay High Yield Constrained Index	8.55	4.48	6.42

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 220,566,101
Holdings Count | Holding	1,099
Advisory Fees Paid, Amount	$ 1,208,223
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$220,566,101
Total number of portfolio holdings	1,099
Management services fees (represents 0.60% of Fund average net assets)	$1,208,223
Portfolio turnover for the reporting period	224%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	50%

Holdings [Text Block]

Derivative Exposure

Long
Credit Risk	3.5%
Interest Rate Risk	76.0%
Short
Credit Risk	0.7%
Foreign Exchange Risk	1.7%
Interest Rate Risk	72.3%

Asset Categories

Corporate Bonds & Notes	33.5%
Residential Mortgage-Backed Securities - Agency	31.8%
Senior Loans	10.7%
Foreign Government Obligations	10.1%
Residential Mortgage-Backed Securities - Non-Agency	8.4%
Money Market Funds	7.4%
Asset-Backed Securities - Non-Agency	7.1%
U.S. Treasury Obligations	1.3%
Other	2.9%

Material Fund Change [Text Block]
C000034144
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Strategic Income Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Strategic Income Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sector allocation | Overall, sector allocation decisions contributed to the Fund’s relative performance. Contributions primarily came from an overweight to agency mortgage-backed securities, high-yield corporates, bank loans and emerging market debt.

Security selection | Overall, security selection contributed to relative performance. Contributions primarily came from positive selections in commercial mortgages as well as asset backed securities. Additionally, positive selection came from the investment-grade corporate sector.

Top Performance Detractors

Duration | The Fund’s shorter-than-benchmark duration positioning detracted from relative performance as Treasury yields moved lower across most maturities.

Sector allocation | Detractors from relative Fund performance included an overweight to non-agency mortgage-backed securities, an overweight to asset backed securities and an underweight to commercial mortgages.

Security selection | Security selection in agency mortgages and emerging market debt detracted from the Fund’s relative performance during the period.

Derivates usage | On a stand-alone basis, the Fund’s usage of derivates had a negative impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Strategic Income Fund Class 2 ($14,789)	JPMorgan Emerging Markets Bond Index - Global ($15,176)	Bloomberg U.S. Aggregate Bond Index ($12,199)	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged ($9,844)	ICE BofA US Cash Pay High Yield Constrained Index ($18,626)
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
01/16	$9,819	$9,980	$10,138	$10,100	$9,842
02/16	$9,887	$10,182	$10,210	$10,499	$9,889
03/16	$10,204	$10,522	$10,303	$10,910	$10,323
04/16	$10,476	$10,723	$10,343	$11,118	$10,733
05/16	$10,499	$10,691	$10,345	$10,870	$10,804
06/16	$10,544	$11,090	$10,531	$11,350	$10,920
07/16	$10,715	$11,262	$10,598	$11,419	$11,197
08/16	$10,905	$11,465	$10,586	$11,301	$11,446
09/16	$10,905	$11,504	$10,580	$11,418	$11,521
10/16	$10,932	$11,335	$10,499	$10,897	$11,555
11/16	$10,796	$10,863	$10,250	$10,280	$11,509
12/16	$10,905	$11,019	$10,265	$10,181	$11,734
01/17	$11,013	$11,178	$10,285	$10,326	$11,892
02/17	$11,094	$11,410	$10,354	$10,360	$12,077
03/17	$11,094	$11,449	$10,349	$10,387	$12,052
04/17	$11,203	$11,636	$10,428	$10,555	$12,188
05/17	$11,257	$11,732	$10,509	$10,795	$12,298
06/17	$11,311	$11,702	$10,498	$10,782	$12,311
07/17	$11,436	$11,779	$10,543	$11,078	$12,454
08/17	$11,408	$11,983	$10,638	$11,215	$12,451
09/17	$11,464	$11,981	$10,587	$11,059	$12,563
10/17	$11,520	$12,003	$10,593	$10,976	$12,611
11/17	$11,520	$11,971	$10,580	$11,223	$12,576
12/17	$11,548	$12,046	$10,628	$11,233	$12,612
01/18	$11,603	$12,023	$10,506	$11,593	$12,693
02/18	$11,548	$11,787	$10,406	$11,517	$12,573
03/18	$11,520	$11,831	$10,473	$11,729	$12,494
04/18	$11,492	$11,658	$10,395	$11,444	$12,577
05/18	$11,492	$11,532	$10,469	$11,180	$12,575
06/18	$11,464	$11,416	$10,456	$11,130	$12,619
07/18	$11,560	$11,651	$10,459	$11,085	$12,761
08/18	$11,589	$11,427	$10,526	$11,004	$12,852
09/18	$11,618	$11,629	$10,458	$10,886	$12,927
10/18	$11,445	$11,370	$10,376	$10,728	$12,715
11/18	$11,416	$11,325	$10,438	$10,755	$12,602
12/18	$11,474	$11,491	$10,630	$11,028	$12,327
01/19	$11,791	$11,998	$10,742	$11,244	$12,893
02/19	$11,877	$12,073	$10,736	$11,097	$13,110
03/19	$12,021	$12,249	$10,942	$11,196	$13,239
04/19	$12,108	$12,263	$10,945	$11,125	$13,424
05/19	$12,137	$12,333	$11,139	$11,273	$13,253
06/19	$12,281	$12,709	$11,279	$11,635	$13,579
07/19	$12,377	$12,855	$11,304	$11,554	$13,648
08/19	$12,377	$12,926	$11,597	$11,811	$13,703
09/19	$12,407	$12,879	$11,535	$11,623	$13,746
10/19	$12,467	$12,927	$11,570	$11,720	$13,778
11/19	$12,526	$12,906	$11,564	$11,519	$13,815
12/19	$12,646	$13,148	$11,556	$11,615	$14,102
01/20	$12,676	$13,377	$11,778	$11,741	$14,103
02/20	$12,586	$13,268	$11,990	$11,734	$13,885
03/20	$11,330	$11,602	$11,920	$11,396	$12,258
04/20	$11,749	$11,857	$12,132	$11,569	$12,724
05/20	$12,138	$12,537	$12,188	$11,624	$13,302
06/20	$12,467	$12,902	$12,265	$11,736	$13,425
07/20	$12,865	$13,379	$12,448	$12,336	$14,062
08/20	$12,896	$13,419	$12,348	$12,326	$14,203
09/20	$12,865	$13,197	$12,341	$12,274	$14,056
10/20	$12,927	$13,181	$12,286	$12,306	$14,120
11/20	$13,298	$13,675	$12,406	$12,583	$14,681
12/20	$13,483	$13,921	$12,424	$12,867	$14,962
01/21	$13,545	$13,752	$12,334	$12,686	$15,010
02/21	$13,638	$13,399	$12,156	$12,361	$15,060
03/21	$13,607	$13,260	$12,005	$12,040	$15,084
04/21	$13,669	$13,514	$12,099	$12,204	$15,249
05/21	$13,700	$13,660	$12,139	$12,354	$15,291
06/21	$13,762	$13,782	$12,224	$12,095	$15,498
07/21	$13,801	$13,856	$12,361	$12,317	$15,555
08/21	$13,801	$13,983	$12,337	$12,215	$15,641
09/21	$13,736	$13,708	$12,231	$11,856	$15,645
10/21	$13,703	$13,717	$12,227	$11,774	$15,617
11/21	$13,605	$13,518	$12,263	$11,699	$15,455
12/21	$13,703	$13,710	$12,232	$11,621	$15,752
01/22	$13,507	$13,314	$11,968	$11,355	$15,320
02/22	$13,279	$12,581	$11,835	$11,211	$15,180
03/22	$13,116	$12,441	$11,506	$10,793	$15,042
04/22	$12,659	$11,759	$11,069	$9,952	$14,494
05/22	$12,594	$11,781	$11,141	$9,932	$14,537
06/22	$12,267	$11,129	$10,966	$9,444	$13,549
07/22	$12,650	$11,485	$11,234	$9,644	$14,366
08/22	$12,440	$11,351	$10,917	$9,086	$14,018
09/22	$11,844	$10,661	$10,445	$8,504	$13,457
10/22	$11,704	$10,670	$10,310	$8,519	$13,844
11/22	$12,160	$11,411	$10,689	$9,034	$14,110
12/22	$12,125	$11,455	$10,641	$9,057	$14,004
01/23	$12,580	$11,811	$10,968	$9,378	$14,547
02/23	$12,265	$11,550	$10,684	$8,993	$14,359
03/23	$12,475	$11,712	$10,956	$9,394	$14,518
04/23	$12,545	$11,771	$11,022	$9,422	$14,658
05/23	$12,405	$11,666	$10,902	$9,146	$14,517
06/23	$12,545	$11,891	$10,863	$9,195	$14,752
07/23	$12,624	$12,082	$10,856	$9,272	$14,963
08/23	$12,588	$11,914	$10,786	$9,084	$15,008
09/23	$12,406	$11,579	$10,512	$8,721	$14,830
10/23	$12,225	$11,411	$10,346	$8,632	$14,645
11/23	$12,805	$12,072	$10,815	$9,146	$15,316
12/23	$13,241	$12,652	$11,229	$9,585	$15,882
01/24	$13,277	$12,503	$11,198	$9,349	$15,883
02/24	$13,204	$12,589	$11,040	$9,226	$15,926
03/24	$13,313	$12,828	$11,142	$9,257	$16,114
04/24	$13,096	$12,571	$10,860	$8,993	$15,952
05/24	$13,277	$12,800	$11,044	$9,065	$16,128
06/24	$13,422	$12,884	$11,149	$8,994	$16,280
07/24	$13,686	$13,119	$11,409	$9,297	$16,597
08/24	$13,913	$13,425	$11,573	$9,580	$16,864
09/24	$14,065	$13,666	$11,728	$9,768	$17,137
10/24	$13,875	$13,421	$11,437	$9,354	$17,040
11/24	$14,027	$13,580	$11,558	$9,342	$17,234
12/24	$13,837	$13,377	$11,369	$9,075	$17,159
01/25	$13,951	$13,541	$11,430	$9,116	$17,397
02/25	$14,179	$13,764	$11,681	$9,192	$17,513
03/25	$14,141	$13,691	$11,685	$9,286	$17,325
04/25	$14,254	$13,679	$11,731	$9,785	$17,326
05/25	$14,254	$13,796	$11,647	$9,748	$17,618
06/25	$14,482	$14,110	$11,826	$9,971	$17,943
07/25	$14,432	$14,276	$11,795	$9,695	$18,013
08/25	$14,630	$14,494	$11,936	$9,848	$18,237
09/25	$14,710	$14,729	$12,067	$9,892	$18,375
10/25	$14,749	$15,053	$12,142	$9,802	$18,412
11/25	$14,829	$15,098	$12,217	$9,800	$18,507
12/25	$14,789	$15,176	$12,199	$9,844	$18,626

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	6.88	1.87	3.99
JPMorgan Emerging Markets Bond Index - Global	13.45	1.74	4.26
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	8.47	(5.21)	(0.16)
ICE BofA US Cash Pay High Yield Constrained Index	8.55	4.48	6.42

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 220,566,101
Holdings Count | Holding	1,099
Advisory Fees Paid, Amount	$ 1,208,223
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$220,566,101
Total number of portfolio holdings	1,099
Management services fees (represents 0.60% of Fund average net assets)	$1,208,223
Portfolio turnover for the reporting period	224%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	50%

Holdings [Text Block]

Derivative Exposure

Long
Credit Risk	3.5%
Interest Rate Risk	76.0%
Short
Credit Risk	0.7%
Foreign Exchange Risk	1.7%
Interest Rate Risk	72.3%

Asset Categories

Corporate Bonds & Notes	33.5%
Residential Mortgage-Backed Securities - Agency	31.8%
Senior Loans	10.7%
Foreign Government Obligations	10.1%
Residential Mortgage-Backed Securities - Non-Agency	8.4%
Money Market Funds	7.4%
Asset-Backed Securities - Non-Agency	7.1%
U.S. Treasury Obligations	1.3%
Other	2.9%

Material Fund Change [Text Block]
C000193050
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Managed Risk Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Managed Risk Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Tactical asset allocation | Tactical allocations, in the form of maintaining equity levels above static benchmark policy level weighting assignments, proved beneficial to the Fund’s relative performance during the annual period.

Underlying fund manager selection | Underlying fixed-income managers outperformed with varied performance across the fixed-income universe, benefiting the Fund’s relative performance.

Dynamic algorithm | The dynamic algorithm, a quantitative tool used by the portfolio managers to help direct equity exposure, steered the managers to start the annual period with an overweight directed at equity exposures within the Fund. However, as equity volatility rose during the early parts of the annual period, the algorithm shifted to recommend an underweight allocation to equities, versus static benchmark equity weights. This underweight positioning was applied to the Fund in April to May 2025, as levels of equity volatility were elevated. As equity volatility subsided the algorithm reintroduced overweight allocations to equities. The Fund experienced a slight contribution to performance emanating from the dynamic algorithm recommended equity allocations as international markets didn’t struggle as much as U.S. equities during the risk-off time period.

Top Performance Detractors

Underlying fund manager selection | Underlying strategic fund managers focused on large and small cap domestic equities generally detracted from the Fund’s relative performance during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Managed Risk Fund Class 2 ($15,510)	MSCI EAFE Index (Net) ($18,193)	50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index (Net) ($17,664)	Bloomberg U.S. Aggregate Bond Index ($11,489)	Russell 3000® Index ($30,005)
09/12/17	$10,000	$10,000	$10,000	$10,000	$10,000
09/30/17	$10,070	$10,038	$10,039	$9,970	$10,137
10/31/17	$10,160	$10,190	$10,141	$9,976	$10,358
11/30/17	$10,300	$10,297	$10,258	$9,963	$10,672
12/31/17	$10,390	$10,463	$10,343	$10,009	$10,779
01/31/18	$10,660	$10,987	$10,552	$9,894	$11,347
02/28/18	$10,360	$10,491	$10,294	$9,800	$10,929
03/31/18	$10,280	$10,302	$10,227	$9,863	$10,710
04/30/18	$10,310	$10,538	$10,238	$9,790	$10,750
05/31/18	$10,400	$10,301	$10,341	$9,859	$11,054
06/30/18	$10,360	$10,175	$10,339	$9,847	$11,126
07/31/18	$10,530	$10,425	$10,499	$9,850	$11,495
08/31/18	$10,660	$10,224	$10,631	$9,913	$11,899
09/30/18	$10,650	$10,313	$10,617	$9,849	$11,919
10/31/18	$10,170	$9,492	$10,174	$9,771	$11,041
11/30/18	$10,220	$9,480	$10,274	$9,830	$11,262
12/31/18	$9,840	$9,020	$9,959	$10,010	$10,214
01/31/19	$10,330	$9,613	$10,409	$10,117	$11,091
02/28/19	$10,480	$9,858	$10,574	$10,111	$11,481
03/31/19	$10,600	$9,920	$10,740	$10,305	$11,649
04/30/19	$10,780	$10,199	$10,937	$10,308	$12,114
05/31/19	$10,440	$9,709	$10,707	$10,491	$11,330
06/30/19	$10,870	$10,285	$11,133	$10,622	$12,126
07/31/19	$10,880	$10,154	$11,182	$10,646	$12,306
08/31/19	$10,840	$9,891	$11,203	$10,921	$12,055
09/30/19	$10,940	$10,175	$11,291	$10,863	$12,266
10/31/19	$11,080	$10,540	$11,454	$10,896	$12,531
11/30/19	$11,250	$10,659	$11,622	$10,890	$13,007
12/31/19	$11,420	$11,005	$11,792	$10,883	$13,382
01/31/20	$11,450	$10,776	$11,864	$11,092	$13,368
02/29/20	$11,010	$9,801	$11,470	$11,292	$12,273
03/31/20	$10,200	$8,493	$10,655	$11,226	$10,586
04/30/20	$10,770	$9,042	$11,347	$11,425	$11,987
05/31/20	$10,970	$9,436	$11,660	$11,478	$12,629
06/30/20	$11,100	$9,757	$11,849	$11,551	$12,917
07/31/20	$11,350	$9,984	$12,215	$11,723	$13,651
08/31/20	$11,630	$10,498	$12,569	$11,628	$14,640
09/30/20	$11,360	$10,225	$12,357	$11,622	$14,107
10/31/20	$11,170	$9,817	$12,162	$11,570	$13,802
11/30/20	$11,950	$11,338	$13,022	$11,684	$15,481
12/31/20	$12,310	$11,866	$13,327	$11,700	$16,178
01/31/21	$12,270	$11,739	$13,237	$11,616	$16,106
02/28/21	$12,410	$12,002	$13,331	$11,448	$16,609
03/31/21	$12,600	$12,278	$13,461	$11,305	$17,204
04/30/21	$12,920	$12,648	$13,818	$11,395	$18,091
05/31/21	$13,020	$13,060	$13,930	$11,432	$18,174
06/30/21	$13,100	$12,913	$14,075	$11,512	$18,622
07/31/21	$13,310	$13,011	$14,253	$11,641	$18,937
08/31/21	$13,530	$13,240	$14,420	$11,619	$19,477
09/30/21	$13,130	$12,856	$14,068	$11,518	$18,603
10/31/21	$13,500	$13,172	$14,451	$11,515	$19,861
11/30/21	$13,330	$12,559	$14,294	$11,549	$19,559
12/31/21	$13,630	$13,202	$14,583	$11,519	$20,329
01/31/22	$13,100	$12,564	$14,020	$11,271	$19,133
02/28/22	$12,850	$12,342	$13,781	$11,145	$18,651
03/31/22	$12,770	$12,421	$13,759	$10,836	$19,256
04/30/22	$11,980	$11,618	$12,932	$10,425	$17,528
05/31/22	$12,000	$11,705	$12,983	$10,492	$17,504
06/30/22	$11,430	$10,619	$12,320	$10,327	$16,040
07/31/22	$11,950	$11,148	$12,967	$10,580	$17,545
08/31/22	$11,490	$10,618	$12,522	$10,281	$16,890
09/30/22	$10,660	$9,625	$11,670	$9,836	$15,324
10/31/22	$10,960	$10,143	$12,023	$9,709	$16,581
11/30/22	$11,550	$11,285	$12,667	$10,066	$17,446
12/31/22	$11,260	$11,294	$12,380	$10,021	$16,424
01/31/23	$11,790	$12,209	$13,019	$10,329	$17,556
02/28/23	$11,480	$11,954	$12,704	$10,062	$17,145
03/31/23	$11,780	$12,250	$13,031	$10,318	$17,604
04/30/23	$11,870	$12,596	$13,175	$10,380	$17,791
05/31/23	$11,750	$12,063	$13,037	$10,267	$17,861
06/30/23	$12,060	$12,612	$13,415	$10,230	$19,080
07/31/23	$12,230	$13,020	$13,643	$10,223	$19,764
08/31/23	$12,050	$12,521	$13,429	$10,158	$19,383
09/30/23	$11,620	$12,094	$12,966	$9,900	$18,459
10/31/23	$11,380	$11,603	$12,664	$9,744	$17,970
11/30/23	$12,120	$12,680	$13,541	$10,185	$19,646
12/31/23	$12,640	$13,354	$14,159	$10,575	$20,688
01/31/24	$12,700	$13,431	$14,207	$10,546	$20,917
02/29/24	$12,910	$13,677	$14,415	$10,397	$22,049
03/31/24	$13,180	$14,126	$14,715	$10,493	$22,761
04/30/24	$12,770	$13,765	$14,246	$10,228	$21,759
05/31/24	$13,210	$14,298	$14,685	$10,401	$22,787
06/30/24	$13,390	$14,067	$14,878	$10,500	$23,493
07/31/24	$13,670	$14,480	$15,214	$10,745	$23,929
08/31/24	$13,960	$14,951	$15,514	$10,899	$24,450
09/30/24	$14,140	$15,089	$15,751	$11,045	$24,956
10/31/24	$13,810	$14,268	$15,387	$10,771	$24,773
11/30/24	$14,200	$14,187	$15,814	$10,885	$26,421
12/31/24	$13,830	$13,864	$15,461	$10,707	$25,613
01/31/25	$14,090	$14,593	$15,795	$10,764	$26,422
02/28/25	$14,170	$14,876	$15,909	$11,001	$25,915
03/31/25	$13,870	$14,816	$15,577	$11,005	$24,404
04/30/25	$13,910	$15,495	$15,678	$11,048	$24,240
05/31/25	$14,250	$16,204	$16,078	$10,969	$25,776
06/30/25	$14,670	$16,561	$16,540	$11,138	$27,086
07/31/25	$14,710	$16,328	$16,611	$11,108	$27,682
08/31/25	$15,020	$17,024	$16,951	$11,241	$28,323
09/30/25	$15,290	$17,350	$17,297	$11,364	$29,300
10/31/25	$15,430	$17,554	$17,511	$11,435	$29,928
11/30/25	$15,490	$17,663	$17,599	$11,506	$30,011
12/31/25	$15,510	$18,193	$17,664	$11,489	$30,005

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Class 2	12.15	4.73	5.43
MSCI EAFE Index (Net)	31.22	8.92	7.48
50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index (Net)	14.25	5.80	7.09
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	1.69
Russell 3000® Index	17.15	13.15	14.15

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 249,796,528
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 332,942
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$249,796,528
Total number of portfolio holdings	82
Management services fees (represents 0.14% of Fund average net assets)	$332,942
Portfolio turnover for the reporting period	112%

Holdings [Text Block]

Derivative Exposure

Long
Credit Risk	2.4%
Equity Risk	4.4%
Foreign Exchange Risk	6.0%
Interest Rate Risk	2.5%
Short
Equity Risk	28.9%
Foreign Exchange Risk	6.1%
Interest Rate Risk	0.6%

Asset Categories

Equity Funds	53.6%
Fixed Income Funds	29.0%
Money Market Funds	7.7%
Exchange-Traded Fixed Income Funds	6.2%
Residential Mortgage-Backed Securities - Agency	5.5%
Exchange-Traded Equity Funds	1.9%
Other	0.7%

Material Fund Change [Text Block]
C000193051
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Managed Risk U.S. Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Managed Risk U.S. Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Tactical asset allocation | Tactical allocations, in the form of maintaining equity levels above static benchmark policy level weighting assignments, proved beneficial to the Fund’s relative performance during the annual period.

Underlying fund manager selection | Underlying fixed-income managers outperformed with varied performance across the fixed-income universe, benefiting the Fund’s relative performance.

Top Performance Detractors

Dynamic algorithm | The dynamic algorithm, a quantitative tool used by the portfolio managers to help direct equity exposure, steered the managers to start the annual period with an overweight directed at equity exposures within the Fund. However, as equity volatility rose during the early parts of the annual period, the algorithm shifted to recommend an underweight allocation to equities, versus static benchmark equity weights. This underweight positioning was applied to the Fund during a relatively short period, in April to May 2025, as levels of equity volatility were elevated. As equity volatility subsided the algorithm reintroduced overweight allocations to equities. However, with the snap-back in equity markets outpacing the re-risking recommendations coming from the algorithm and this detracted from the Fund’s relative performance.

Underlying fund manager selection | Underlying strategic fund managers focused on large and small cap domestic equities generally detracted from the Fund’s relative performance during the annual period.

Derivatives usage | On a stand-alone basis, the use of derivatives had a negative impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Managed Risk U.S. Fund Class 2 ($17,260)	S&P 500® Index ($31,452)	50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index ($19,465)	Bloomberg U.S. Aggregate Bond Index ($11,489)
09/12/17	$10,000	$10,000	$10,000	$10,000
09/30/17	$10,080	$10,101	$10,036	$9,970
10/31/17	$10,190	$10,336	$10,156	$9,976
11/30/17	$10,380	$10,653	$10,305	$9,963
12/31/17	$10,470	$10,772	$10,386	$10,009
01/31/18	$10,750	$11,388	$10,623	$9,894
02/28/18	$10,480	$10,969	$10,377	$9,800
03/31/18	$10,350	$10,690	$10,278	$9,863
04/30/18	$10,350	$10,731	$10,260	$9,790
05/31/18	$10,510	$10,989	$10,420	$9,859
06/30/18	$10,520	$11,057	$10,446	$9,847
07/31/18	$10,720	$11,468	$10,641	$9,850
08/31/18	$10,950	$11,842	$10,849	$9,913
09/30/18	$10,940	$11,910	$10,845	$9,849
10/31/18	$10,470	$11,096	$10,431	$9,771
11/30/18	$10,580	$11,322	$10,569	$9,830
12/31/18	$10,100	$10,299	$10,189	$10,010
01/31/19	$10,580	$11,125	$10,651	$10,117
02/28/19	$10,750	$11,482	$10,819	$10,111
03/31/19	$10,910	$11,705	$11,028	$10,305
04/30/19	$11,160	$12,179	$11,253	$10,308
05/31/19	$10,790	$11,405	$10,995	$10,491
06/30/19	$11,270	$12,209	$11,452	$10,622
07/31/19	$11,360	$12,384	$11,546	$10,646
08/31/19	$11,350	$12,188	$11,605	$10,921
09/30/19	$11,430	$12,416	$11,682	$10,863
10/31/19	$11,540	$12,685	$11,826	$10,896
11/30/19	$11,780	$13,146	$12,038	$10,890
12/31/19	$11,950	$13,542	$12,215	$10,883
01/31/20	$12,020	$13,537	$12,331	$11,092
02/29/20	$11,530	$12,423	$11,934	$11,292
03/31/20	$10,810	$10,888	$11,162	$11,226
04/30/20	$11,400	$12,284	$11,977	$11,425
05/31/20	$11,610	$12,869	$12,290	$11,478
06/30/20	$11,770	$13,125	$12,451	$11,551
07/31/20	$12,100	$13,865	$12,895	$11,723
08/31/20	$12,460	$14,862	$13,306	$11,628
09/30/20	$12,150	$14,297	$13,050	$11,622
10/31/20	$11,970	$13,917	$12,847	$11,570
11/30/20	$12,790	$15,440	$13,613	$11,684
12/31/20	$13,120	$16,034	$13,884	$11,700
01/31/21	$13,080	$15,872	$13,764	$11,616
02/28/21	$13,220	$16,310	$13,855	$11,448
03/31/21	$13,470	$17,024	$14,072	$11,305
04/30/21	$13,900	$17,933	$14,503	$11,395
05/31/21	$13,970	$18,058	$14,577	$11,432
06/30/21	$14,140	$18,479	$14,798	$11,512
07/31/21	$14,380	$18,918	$15,057	$11,641
08/31/21	$14,620	$19,494	$15,271	$11,619
09/30/21	$14,120	$18,587	$14,850	$11,518
10/31/21	$14,600	$19,889	$15,368	$11,515
11/30/21	$14,510	$19,751	$15,338	$11,549
12/31/21	$14,870	$20,637	$15,662	$11,519
01/31/22	$14,330	$19,569	$15,088	$11,271
02/28/22	$14,030	$18,983	$14,778	$11,145
03/31/22	$14,030	$19,688	$14,847	$10,836
04/30/22	$13,120	$17,971	$13,918	$10,425
05/31/22	$13,150	$18,004	$13,976	$10,492
06/30/22	$12,570	$16,518	$13,289	$10,327
07/31/22	$13,180	$18,041	$14,064	$10,580
08/31/22	$12,690	$17,305	$13,579	$10,281
09/30/22	$11,780	$15,711	$12,660	$9,836
10/31/22	$12,100	$16,983	$13,091	$9,709
11/30/22	$12,660	$17,932	$13,697	$10,066
12/31/22	$12,310	$16,899	$13,272	$10,021
01/31/23	$12,870	$17,961	$13,893	$10,329
02/28/23	$12,500	$17,523	$13,544	$10,062
03/31/23	$12,830	$18,166	$13,964	$10,318
04/30/23	$12,970	$18,450	$14,115	$10,380
05/31/23	$12,880	$18,530	$14,069	$10,267
06/30/23	$13,290	$19,754	$14,509	$10,230
07/31/23	$13,520	$20,389	$14,737	$10,223
08/31/23	$13,360	$20,064	$14,573	$10,158
09/30/23	$12,870	$19,108	$14,040	$9,900
10/31/23	$12,660	$18,706	$13,782	$9,744
11/30/23	$13,540	$20,414	$14,723	$10,185
12/31/23	$14,100	$21,342	$15,339	$10,575
01/31/24	$14,230	$21,700	$15,447	$10,546
02/29/24	$14,500	$22,859	$15,750	$10,397
03/31/24	$14,850	$23,594	$16,077	$10,493
04/30/24	$14,360	$22,631	$15,545	$10,228
05/31/24	$14,820	$23,753	$16,062	$10,401
06/30/24	$15,120	$24,605	$16,427	$10,500
07/31/24	$15,370	$24,905	$16,718	$10,745
08/31/24	$15,680	$25,509	$17,041	$10,899
09/30/24	$15,900	$26,053	$17,337	$11,045
10/31/24	$15,630	$25,817	$17,044	$10,771
11/30/24	$16,190	$27,333	$17,634	$10,885
12/31/24	$15,750	$26,681	$17,280	$10,707
01/31/25	$16,050	$27,424	$17,566	$10,764
02/28/25	$16,060	$27,066	$17,645	$11,001
03/31/25	$15,590	$25,541	$17,151	$11,005
04/30/25	$15,490	$25,368	$17,126	$11,048
05/31/25	$15,820	$26,965	$17,604	$10,969
06/30/25	$16,300	$28,336	$18,187	$11,138
07/31/25	$16,480	$28,972	$18,367	$11,108
08/31/25	$16,730	$29,559	$18,663	$11,241
09/30/25	$17,020	$30,638	$19,106	$11,364
10/31/25	$17,210	$31,356	$19,389	$11,435
11/30/25	$17,260	$31,432	$19,473	$11,506
12/31/25	$17,260	$31,452	$19,465	$11,489

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Class 2	9.59	5.64	6.80
S&P 500® Index	17.88	14.42	14.80
50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index	12.64	6.99	8.35
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	1.69

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 399,212,720
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 543,481
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$399,212,720
Total number of portfolio holdings	38
Management services fees (represents 0.14% of Fund average net assets)	$543,481
Portfolio turnover for the reporting period	113%

Holdings [Text Block]

Derivative Exposure

Long
Credit Risk	2.8%
Equity Risk	5.9%
Interest Rate Risk	1.7%
Short
Equity Risk	27.9%
Interest Rate Risk	0.6%

Asset Categories

Equity Funds	53.6%
Fixed Income Funds	28.9%
Money Market Funds	8.2%
Exchange-Traded Fixed Income Funds	7.8%
Residential Mortgage-Backed Securities - Agency	4.9%
Other	0.8%

Material Fund Change [Text Block]
C000206835
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Managed Volatility Conservative Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Managed Volatility Conservative Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Tactical allocation | Tactical allocations, in the form of maintaining equity levels above static benchmark policy level weighting assignments, proved beneficial to the Fund’s relative performance during the annual period.

Underlying fund manager selection | Underlying fixed-income managers outperformed with varied performance across the fixed-income universe, benefiting the Fund’s relative performance.

Top Performance Detractors

Dynamic algorithm | The dynamic algorithm, a quantitative tool used by the portfolio managers to help direct equity exposure, steered the managers to start the year with an overweight exposure to equities within the Fund. However, as equity volatility rose during the early parts of the annual period, the algorithm shifted to recommend an underweight allocation to equities, versus static benchmark equity weights. This underweight positioning was applied to the Fund during a short span of the annual period, near April 2025, as levels of equity volatility were elevated. As equity volatility quickly subsided the algorithm recommended increased allocations to equities, however the snap-back in markets was swift enough to still result in a detraction effect from the algorithm during the period, weighing on the Fund’s relative performance.

Underlying fund manager selection | Underlying strategic fund managers focused on large and small cap domestic equities generally detracted from the Fund’s relative performance during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Managed Volatility Conservative Fund Class 1 ($14,123)	Bloomberg U.S. Aggregate Bond Index ($12,199)	80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index (Net) ($15,069)
12/15	$10,000	$10,000	$10,000
01/16	$9,933	$10,138	$9,988
02/16	$9,952	$10,210	$10,033
03/16	$10,172	$10,303	$10,245
04/16	$10,239	$10,343	$10,303
05/16	$10,258	$10,345	$10,325
06/16	$10,373	$10,531	$10,456
07/16	$10,516	$10,598	$10,598
08/16	$10,507	$10,586	$10,593
09/16	$10,507	$10,580	$10,598
10/16	$10,392	$10,499	$10,488
11/16	$10,249	$10,250	$10,343
12/16	$10,306	$10,265	$10,404
01/17	$10,373	$10,285	$10,466
02/17	$10,507	$10,354	$10,586
03/17	$10,516	$10,349	$10,600
04/17	$10,621	$10,428	$10,697
05/17	$10,736	$10,509	$10,802
06/17	$10,736	$10,498	$10,806
07/17	$10,822	$10,543	$10,890
08/17	$10,899	$10,638	$10,971
09/17	$10,927	$10,587	$10,983
10/17	$10,985	$10,593	$11,032
11/17	$11,052	$10,580	$11,074
12/17	$11,119	$10,628	$11,141
01/18	$11,214	$10,506	$11,154
02/18	$10,994	$10,406	$10,982
03/18	$10,985	$10,473	$10,995
04/18	$10,937	$10,395	$10,951
05/18	$11,013	$10,469	$11,042
06/18	$10,985	$10,456	$11,033
07/18	$11,061	$10,459	$11,103
08/18	$11,147	$10,526	$11,201
09/18	$11,109	$10,458	$11,152
10/18	$10,822	$10,376	$10,913
11/18	$10,889	$10,438	$10,995
12/18	$10,832	$10,630	$10,982
01/19	$11,109	$10,742	$11,250
02/19	$11,185	$10,736	$11,318
03/19	$11,377	$10,942	$11,519
04/19	$11,473	$10,945	$11,605
05/19	$11,425	$11,139	$11,631
06/19	$11,721	$11,279	$11,904
07/19	$11,760	$11,304	$11,941
08/19	$11,894	$11,597	$12,135
09/19	$11,894	$11,535	$12,134
10/19	$11,980	$11,570	$12,226
11/19	$12,066	$11,564	$12,295
12/19	$12,152	$11,556	$12,362
01/20	$12,286	$11,778	$12,535
02/20	$12,171	$11,990	$12,503
03/20	$11,606	$11,920	$12,104
04/20	$12,123	$12,132	$12,547
05/20	$12,295	$12,188	$12,721
06/20	$12,448	$12,265	$12,851
07/20	$12,716	$12,448	$13,125
08/20	$12,783	$12,348	$13,214
09/20	$12,688	$12,341	$13,120
10/20	$12,573	$12,286	$13,002
11/20	$13,013	$12,406	$13,447
12/20	$13,166	$12,424	$13,584
01/21	$13,099	$12,334	$13,489
02/21	$13,042	$12,156	$13,410
03/21	$13,023	$12,005	$13,362
04/21	$13,224	$12,099	$13,567
05/21	$13,281	$12,139	$13,637
06/21	$13,386	$12,224	$13,752
07/21	$13,539	$12,361	$13,914
08/21	$13,625	$12,337	$13,963
09/21	$13,396	$12,231	$13,754
10/21	$13,530	$12,227	$13,902
11/21	$13,463	$12,263	$13,866
12/21	$13,549	$12,232	$13,957
01/22	$13,157	$11,968	$13,561
02/22	$12,946	$11,835	$13,378
03/22	$12,678	$11,506	$13,146
04/22	$12,075	$11,069	$12,531
05/22	$12,123	$11,141	$12,599
06/22	$11,731	$10,966	$12,223
07/22	$12,133	$11,234	$12,659
08/22	$11,769	$10,917	$12,271
09/22	$11,109	$10,445	$11,618
10/22	$11,109	$10,310	$11,669
11/22	$11,568	$10,689	$12,176
12/22	$11,415	$10,641	$12,033
01/23	$11,865	$10,968	$12,504
02/23	$11,539	$10,684	$12,188
03/23	$11,827	$10,956	$12,500
04/23	$11,894	$11,022	$12,600
05/23	$11,750	$10,902	$12,465
06/23	$11,865	$10,863	$12,583
07/23	$11,932	$10,856	$12,664
08/23	$11,807	$10,786	$12,536
09/23	$11,463	$10,512	$12,171
10/23	$11,243	$10,346	$11,943
11/23	$11,846	$10,815	$12,598
12/23	$12,334	$11,229	$13,118
01/24	$12,343	$11,198	$13,114
02/24	$12,315	$11,040	$13,079
03/24	$12,487	$11,142	$13,261
04/24	$12,142	$10,860	$12,891
05/24	$12,439	$11,044	$13,181
06/24	$12,573	$11,149	$13,325
07/24	$12,860	$11,409	$13,632
08/24	$13,080	$11,573	$13,857
09/24	$13,281	$11,728	$14,053
10/24	$12,936	$11,437	$13,714
11/24	$13,166	$11,558	$13,953
12/24	$12,908	$11,369	$13,692
01/25	$13,051	$11,430	$13,853
02/25	$13,252	$11,681	$14,076
03/25	$13,128	$11,685	$13,962
04/25	$13,166	$11,731	$14,031
05/25	$13,233	$11,647	$14,114
06/25	$13,530	$11,826	$14,407
07/25	$13,530	$11,795	$14,409
08/25	$13,740	$11,936	$14,630
09/25	$13,941	$12,067	$14,845
10/25	$14,046	$12,142	$14,974
11/25	$14,123	$12,217	$15,060
12/25	$14,123	$12,199	$15,069

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	9.41	1.41	3.51
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index (Net)	10.06	2.10	4.19
Footnote	Description
Footnote(a)	The returns shown for periods prior to February 20, 2019 (including Since Fund Inception returns, if shown) include the returns of Class 2. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 568,761,102
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 1,182,405
InvestmentCompanyPortfolioTurnover	181.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$568,761,102
Total number of portfolio holdings	105
Management services fees (represents 0.21% of Fund average net assets)	$1,182,405
Portfolio turnover for the reporting period	181%

Holdings [Text Block]

Derivative Exposure

Long
Equity Risk	3.9%
Foreign Exchange Risk	6.6%
Interest Rate Risk	5.5%
Short
Equity Risk	11.4%
Foreign Exchange Risk	4.8%
Interest Rate Risk	0.6%

Asset Categories

Fixed Income Funds	54.5%
Equity Funds	18.1%
Money Market Funds	17.7%
Residential Mortgage-Backed Securities - Agency	7.7%
Exchange-Traded Fixed Income Funds	7.5%
Exchange-Traded Equity Funds	1.6%
Other	0.3%

Material Fund Change [Text Block]
C000125448
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Managed Volatility Conservative Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Managed Volatility Conservative Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Tactical allocation | Tactical allocations, in the form of maintaining equity levels above static benchmark policy level weighting assignments, proved beneficial to the Fund’s relative performance during the annual period.

Underlying fund manager selection | Underlying fixed-income managers outperformed with varied performance across the fixed-income universe, benefiting the Fund’s relative performance.

Top Performance Detractors

Dynamic algorithm | The dynamic algorithm, a quantitative tool used by the portfolio managers to help direct equity exposure, steered the managers to start the year with an overweight exposure to equities within the Fund. However, as equity volatility rose during the early parts of the annual period, the algorithm shifted to recommend an underweight allocation to equities, versus static benchmark equity weights. This underweight positioning was applied to the Fund during a short span of the annual period, near April 2025, as levels of equity volatility were elevated. As equity volatility quickly subsided the algorithm recommended increased allocations to equities, however the snap-back in markets was swift enough to still result in a detraction effect from the algorithm during the period, weighing on the Fund’s relative performance.

Underlying fund manager selection | Underlying strategic fund managers focused on large and small cap domestic equities generally detracted from the Fund’s relative performance during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Managed Volatility Conservative Fund Class 2 ($13,881)	Bloomberg U.S. Aggregate Bond Index ($12,199)	80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index (Net) ($15,069)
12/15	$10,000	$10,000	$10,000
01/16	$9,933	$10,138	$9,988
02/16	$9,952	$10,210	$10,033
03/16	$10,172	$10,303	$10,245
04/16	$10,239	$10,343	$10,303
05/16	$10,258	$10,345	$10,325
06/16	$10,373	$10,531	$10,456
07/16	$10,516	$10,598	$10,598
08/16	$10,507	$10,586	$10,593
09/16	$10,507	$10,580	$10,598
10/16	$10,392	$10,499	$10,488
11/16	$10,249	$10,250	$10,343
12/16	$10,306	$10,265	$10,404
01/17	$10,373	$10,285	$10,466
02/17	$10,507	$10,354	$10,586
03/17	$10,516	$10,349	$10,600
04/17	$10,621	$10,428	$10,697
05/17	$10,736	$10,509	$10,802
06/17	$10,736	$10,498	$10,806
07/17	$10,822	$10,543	$10,890
08/17	$10,899	$10,638	$10,971
09/17	$10,927	$10,587	$10,983
10/17	$10,985	$10,593	$11,032
11/17	$11,052	$10,580	$11,074
12/17	$11,119	$10,628	$11,141
01/18	$11,214	$10,506	$11,154
02/18	$10,994	$10,406	$10,982
03/18	$10,985	$10,473	$10,995
04/18	$10,937	$10,395	$10,951
05/18	$11,013	$10,469	$11,042
06/18	$10,985	$10,456	$11,033
07/18	$11,061	$10,459	$11,103
08/18	$11,147	$10,526	$11,201
09/18	$11,109	$10,458	$11,152
10/18	$10,822	$10,376	$10,913
11/18	$10,889	$10,438	$10,995
12/18	$10,832	$10,630	$10,982
01/19	$11,109	$10,742	$11,250
02/19	$11,176	$10,736	$11,318
03/19	$11,367	$10,942	$11,519
04/19	$11,463	$10,945	$11,605
05/19	$11,415	$11,139	$11,631
06/19	$11,711	$11,279	$11,904
07/19	$11,740	$11,304	$11,941
08/19	$11,874	$11,597	$12,135
09/19	$11,864	$11,535	$12,134
10/19	$11,950	$11,570	$12,226
11/19	$12,036	$11,564	$12,295
12/19	$12,122	$11,556	$12,362
01/20	$12,256	$11,778	$12,535
02/20	$12,132	$11,990	$12,503
03/20	$11,568	$11,920	$12,104
04/20	$12,084	$12,132	$12,547
05/20	$12,256	$12,188	$12,721
06/20	$12,400	$12,265	$12,851
07/20	$12,667	$12,448	$13,125
08/20	$12,734	$12,348	$13,214
09/20	$12,629	$12,341	$13,120
10/20	$12,514	$12,286	$13,002
11/20	$12,945	$12,406	$13,447
12/20	$13,107	$12,424	$13,584
01/21	$13,031	$12,334	$13,489
02/21	$12,973	$12,156	$13,410
03/21	$12,945	$12,005	$13,362
04/21	$13,145	$12,099	$13,567
05/21	$13,203	$12,139	$13,637
06/21	$13,298	$12,224	$13,752
07/21	$13,451	$12,361	$13,914
08/21	$13,528	$12,337	$13,963
09/21	$13,308	$12,231	$13,754
10/21	$13,432	$12,227	$13,902
11/21	$13,365	$12,263	$13,866
12/21	$13,451	$12,232	$13,957
01/22	$13,059	$11,968	$13,561
02/22	$12,849	$11,835	$13,378
03/22	$12,572	$11,506	$13,146
04/22	$11,969	$11,069	$12,531
05/22	$12,017	$11,141	$12,599
06/22	$11,635	$10,966	$12,223
07/22	$12,027	$11,234	$12,659
08/22	$11,654	$10,917	$12,271
09/22	$11,004	$10,445	$11,618
10/22	$11,004	$10,310	$11,669
11/22	$11,463	$10,689	$12,176
12/22	$11,300	$10,641	$12,033
01/23	$11,740	$10,968	$12,504
02/23	$11,415	$10,684	$12,188
03/23	$11,702	$10,956	$12,500
04/23	$11,769	$11,022	$12,600
05/23	$11,625	$10,902	$12,465
06/23	$11,730	$10,863	$12,583
07/23	$11,797	$10,856	$12,664
08/23	$11,673	$10,786	$12,536
09/23	$11,319	$10,512	$12,171
10/23	$11,109	$10,346	$11,943
11/23	$11,702	$10,815	$12,598
12/23	$12,189	$11,229	$13,118
01/24	$12,189	$11,198	$13,114
02/24	$12,151	$11,040	$13,079
03/24	$12,323	$11,142	$13,261
04/24	$11,989	$10,860	$12,891
05/24	$12,275	$11,044	$13,181
06/24	$12,400	$11,149	$13,325
07/24	$12,686	$11,409	$13,632
08/24	$12,897	$11,573	$13,857
09/24	$13,088	$11,728	$14,053
10/24	$12,744	$11,437	$13,714
11/24	$12,973	$11,558	$13,953
12/24	$12,715	$11,369	$13,692
01/25	$12,859	$11,430	$13,853
02/25	$13,050	$11,681	$14,076
03/25	$12,925	$11,685	$13,962
04/25	$12,964	$11,731	$14,031
05/25	$13,031	$11,647	$14,114
06/25	$13,317	$11,826	$14,407
07/25	$13,308	$11,795	$14,409
08/25	$13,518	$11,936	$14,630
09/25	$13,709	$12,067	$14,845
10/25	$13,815	$12,142	$14,974
11/25	$13,881	$12,217	$15,060
12/25	$13,881	$12,199	$15,069

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	9.17	1.15	3.33
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index (Net)	10.06	2.10	4.19

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 568,761,102
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 1,182,405
InvestmentCompanyPortfolioTurnover	181.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$568,761,102
Total number of portfolio holdings	105
Management services fees (represents 0.21% of Fund average net assets)	$1,182,405
Portfolio turnover for the reporting period	181%

Holdings [Text Block]

Derivative Exposure

Long
Equity Risk	3.9%
Foreign Exchange Risk	6.6%
Interest Rate Risk	5.5%
Short
Equity Risk	11.4%
Foreign Exchange Risk	4.8%
Interest Rate Risk	0.6%

Asset Categories

Fixed Income Funds	54.5%
Equity Funds	18.1%
Money Market Funds	17.7%
Residential Mortgage-Backed Securities - Agency	7.7%
Exchange-Traded Fixed Income Funds	7.5%
Exchange-Traded Equity Funds	1.6%
Other	0.3%

Material Fund Change [Text Block]
C000206836
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Managed Volatility Conservative Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Managed Volatility Conservative Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$30	0.28%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Tactical allocation | Tactical allocations, in the form of maintaining equity levels above static benchmark policy level weighting assignments, proved beneficial to the Fund’s relative performance during the annual period.

Underlying fund manager selection | Underlying fixed-income managers outperformed with varied performance across the fixed-income universe, benefiting the Fund’s relative performance.

Top Performance Detractors

Dynamic algorithm | The dynamic algorithm, a quantitative tool used by the portfolio managers to help direct equity exposure, steered the managers to start the year with an overweight exposure to equities within the Fund. However, as equity volatility rose during the early parts of the annual period, the algorithm shifted to recommend an underweight allocation to equities, versus static benchmark equity weights. This underweight positioning was applied to the Fund during a short span of the annual period, near April 2025, as levels of equity volatility were elevated. As equity volatility quickly subsided the algorithm recommended increased allocations to equities, however the snap-back in markets was swift enough to still result in a detraction effect from the algorithm during the period, weighing on the Fund’s relative performance.

Underlying fund manager selection | Underlying strategic fund managers focused on large and small cap domestic equities generally detracted from the Fund’s relative performance during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Managed Volatility Conservative Growth Fund Class 1 ($15,851)	Bloomberg U.S. Aggregate Bond Index ($12,199)	65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index (Net) ($17,519)
12/15	$10,000	$10,000	$10,000
01/16	$9,823	$10,138	$9,874
02/16	$9,823	$10,210	$9,899
03/16	$10,112	$10,303	$10,197
04/16	$10,186	$10,343	$10,270
05/16	$10,214	$10,345	$10,305
06/16	$10,270	$10,531	$10,393
07/16	$10,466	$10,598	$10,592
08/16	$10,466	$10,586	$10,592
09/16	$10,466	$10,580	$10,606
10/16	$10,326	$10,499	$10,474
11/16	$10,242	$10,250	$10,403
12/16	$10,317	$10,265	$10,500
01/17	$10,419	$10,285	$10,594
02/17	$10,596	$10,354	$10,752
03/17	$10,624	$10,349	$10,783
04/17	$10,736	$10,428	$10,894
05/17	$10,875	$10,509	$11,020
06/17	$10,894	$10,498	$11,034
07/17	$11,015	$10,543	$11,150
08/17	$11,071	$10,638	$11,220
09/17	$11,155	$10,587	$11,281
10/17	$11,257	$10,593	$11,363
11/17	$11,378	$10,580	$11,450
12/17	$11,471	$10,628	$11,532
01/18	$11,704	$10,506	$11,655
02/18	$11,406	$10,406	$11,422
03/18	$11,350	$10,473	$11,392
04/18	$11,313	$10,395	$11,376
05/18	$11,406	$10,469	$11,478
06/18	$11,369	$10,456	$11,471
07/18	$11,508	$10,459	$11,595
08/18	$11,620	$10,526	$11,717
09/18	$11,583	$10,458	$11,684
10/18	$11,145	$10,376	$11,315
11/18	$11,229	$10,438	$11,412
12/18	$10,978	$10,630	$11,232
01/19	$11,378	$10,742	$11,622
02/19	$11,508	$10,736	$11,748
03/19	$11,685	$10,942	$11,944
04/19	$11,862	$10,945	$12,098
05/19	$11,648	$11,139	$11,986
06/19	$12,049	$11,279	$12,364
07/19	$12,077	$11,304	$12,408
08/19	$12,105	$11,597	$12,521
09/19	$12,142	$11,535	$12,570
10/19	$12,254	$11,570	$12,709
11/19	$12,412	$11,564	$12,837
12/19	$12,552	$11,556	$12,966
01/20	$12,627	$11,778	$13,095
02/20	$12,338	$11,990	$12,860
03/20	$11,639	$11,920	$12,198
04/20	$12,263	$12,132	$12,813
05/20	$12,496	$12,188	$13,078
06/20	$12,664	$12,265	$13,252
07/20	$12,981	$12,448	$13,595
08/20	$13,167	$12,348	$13,837
09/20	$12,990	$12,341	$13,672
10/20	$12,841	$12,286	$13,501
11/20	$13,475	$12,406	$14,212
12/20	$13,726	$12,424	$14,451
01/21	$13,661	$12,334	$14,351
02/21	$13,698	$12,156	$14,359
03/21	$13,735	$12,005	$14,403
04/21	$14,024	$12,099	$14,703
05/21	$14,108	$12,139	$14,803
06/21	$14,220	$12,224	$14,940
07/21	$14,388	$12,361	$15,121
08/21	$14,546	$12,337	$15,235
09/21	$14,220	$12,231	$14,937
10/21	$14,472	$12,227	$15,217
11/21	$14,341	$12,263	$15,113
12/21	$14,518	$12,232	$15,316
01/22	$14,006	$11,968	$14,803
02/22	$13,754	$11,835	$14,578
03/22	$13,521	$11,506	$14,438
04/22	$12,785	$11,069	$13,668
05/22	$12,832	$11,141	$13,733
06/22	$12,300	$10,966	$13,177
07/22	$12,813	$11,234	$13,755
08/22	$12,394	$10,917	$13,307
09/22	$11,630	$10,445	$12,500
10/22	$11,751	$10,310	$12,715
11/22	$12,291	$10,689	$13,336
12/22	$12,067	$10,641	$13,111
01/23	$12,599	$10,968	$13,706
02/23	$12,245	$10,684	$13,368
03/23	$12,543	$10,956	$13,710
04/23	$12,627	$11,022	$13,842
05/23	$12,477	$10,902	$13,693
06/23	$12,720	$10,863	$13,954
07/23	$12,869	$10,856	$14,117
08/23	$12,683	$10,786	$13,934
09/23	$12,254	$10,512	$13,492
10/23	$12,012	$10,346	$13,208
11/23	$12,738	$10,815	$14,027
12/23	$13,298	$11,229	$14,636
01/24	$13,325	$11,198	$14,658
02/24	$13,428	$11,040	$14,744
03/24	$13,680	$11,142	$15,000
04/24	$13,270	$10,860	$14,553
05/24	$13,661	$11,044	$14,940
06/24	$13,819	$11,149	$15,117
07/24	$14,127	$11,409	$15,462
08/24	$14,388	$11,573	$15,743
09/24	$14,611	$11,728	$15,974
10/24	$14,248	$11,437	$15,593
11/24	$14,583	$11,558	$15,939
12/24	$14,248	$11,369	$15,613
01/25	$14,490	$11,430	$15,875
02/25	$14,630	$11,681	$16,063
03/25	$14,388	$11,685	$15,835
04/25	$14,397	$11,731	$15,930
05/25	$14,611	$11,647	$16,178
06/25	$15,012	$11,826	$16,576
07/25	$15,040	$11,795	$16,610
08/25	$15,320	$11,936	$16,909
09/25	$15,590	$12,067	$17,205
10/25	$15,748	$12,142	$17,385
11/25	$15,832	$12,217	$17,479
12/25	$15,851	$12,199	$17,519

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	11.25	2.92	4.71
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index (Net)	12.21	3.93	5.77
Footnote	Description
Footnote(a)	The returns shown for periods prior to February 20, 2019 (including Since Fund Inception returns, if shown) include the returns of Class 2. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 1,114,867,220
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 2,335,765
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,114,867,220
Total number of portfolio holdings	110
Management services fees (represents 0.21% of Fund average net assets)	$2,335,765
Portfolio turnover for the reporting period	183%

Holdings [Text Block]

Derivative Exposure

Long
Equity Risk	6.6%
Foreign Exchange Risk	7.1%
Interest Rate Risk	5.0%
Short
Equity Risk	19.5%
Foreign Exchange Risk	4.5%
Interest Rate Risk	0.1%

Asset Categories

Fixed Income Funds	40.0%
Equity Funds	32.6%
Money Market Funds	17.0%
Residential Mortgage-Backed Securities - Agency	7.3%
Exchange-Traded Fixed Income Funds	4.9%
Exchange-Traded Equity Funds	4.3%
Other	0.6%

Material Fund Change [Text Block]
C000125449
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Managed Volatility Conservative Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Managed Volatility Conservative Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Tactical allocation | Tactical allocations, in the form of maintaining equity levels above static benchmark policy level weighting assignments, proved beneficial to the Fund’s relative performance during the annual period.

Underlying fund manager selection | Underlying fixed-income managers outperformed with varied performance across the fixed-income universe, benefiting the Fund’s relative performance.

Top Performance Detractors

Dynamic algorithm | The dynamic algorithm, a quantitative tool used by the portfolio managers to help direct equity exposure, steered the managers to start the year with an overweight exposure to equities within the Fund. However, as equity volatility rose during the early parts of the annual period, the algorithm shifted to recommend an underweight allocation to equities, versus static benchmark equity weights. This underweight positioning was applied to the Fund during a short span of the annual period, near April 2025, as levels of equity volatility were elevated. As equity volatility quickly subsided the algorithm recommended increased allocations to equities, however the snap-back in markets was swift enough to still result in a detraction effect from the algorithm during the period, weighing on the Fund’s relative performance.

Underlying fund manager selection | Underlying strategic fund managers focused on large and small cap domestic equities generally detracted from the Fund’s relative performance during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Managed Volatility Conservative Growth Fund Class 2 ($15,577)	Bloomberg U.S. Aggregate Bond Index ($12,199)	65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index (Net) ($17,519)
12/15	$10,000	$10,000	$10,000
01/16	$9,823	$10,138	$9,874
02/16	$9,823	$10,210	$9,899
03/16	$10,112	$10,303	$10,197
04/16	$10,186	$10,343	$10,270
05/16	$10,214	$10,345	$10,305
06/16	$10,270	$10,531	$10,393
07/16	$10,466	$10,598	$10,592
08/16	$10,466	$10,586	$10,592
09/16	$10,466	$10,580	$10,606
10/16	$10,326	$10,499	$10,474
11/16	$10,242	$10,250	$10,403
12/16	$10,317	$10,265	$10,500
01/17	$10,419	$10,285	$10,594
02/17	$10,596	$10,354	$10,752
03/17	$10,624	$10,349	$10,783
04/17	$10,736	$10,428	$10,894
05/17	$10,875	$10,509	$11,020
06/17	$10,894	$10,498	$11,034
07/17	$11,015	$10,543	$11,150
08/17	$11,071	$10,638	$11,220
09/17	$11,155	$10,587	$11,281
10/17	$11,257	$10,593	$11,363
11/17	$11,378	$10,580	$11,450
12/17	$11,471	$10,628	$11,532
01/18	$11,704	$10,506	$11,655
02/18	$11,406	$10,406	$11,422
03/18	$11,350	$10,473	$11,392
04/18	$11,313	$10,395	$11,376
05/18	$11,406	$10,469	$11,478
06/18	$11,369	$10,456	$11,471
07/18	$11,508	$10,459	$11,595
08/18	$11,620	$10,526	$11,717
09/18	$11,583	$10,458	$11,684
10/18	$11,145	$10,376	$11,315
11/18	$11,229	$10,438	$11,412
12/18	$10,978	$10,630	$11,232
01/19	$11,378	$10,742	$11,622
02/19	$11,508	$10,736	$11,748
03/19	$11,676	$10,942	$11,944
04/19	$11,853	$10,945	$12,098
05/19	$11,629	$11,139	$11,986
06/19	$12,030	$11,279	$12,364
07/19	$12,058	$11,304	$12,408
08/19	$12,086	$11,597	$12,521
09/19	$12,123	$11,535	$12,570
10/19	$12,225	$11,570	$12,709
11/19	$12,374	$11,564	$12,837
12/19	$12,514	$11,556	$12,966
01/20	$12,588	$11,778	$13,095
02/20	$12,300	$11,990	$12,860
03/20	$11,601	$11,920	$12,198
04/20	$12,225	$12,132	$12,813
05/20	$12,449	$12,188	$13,078
06/20	$12,616	$12,265	$13,252
07/20	$12,924	$12,448	$13,595
08/20	$13,110	$12,348	$13,837
09/20	$12,933	$12,341	$13,672
10/20	$12,775	$12,286	$13,501
11/20	$13,399	$12,406	$14,212
12/20	$13,659	$12,424	$14,451
01/21	$13,594	$12,334	$14,351
02/21	$13,622	$12,156	$14,359
03/21	$13,650	$12,005	$14,403
04/21	$13,939	$12,099	$14,703
05/21	$14,022	$12,139	$14,803
06/21	$14,134	$12,224	$14,940
07/21	$14,292	$12,361	$15,121
08/21	$14,451	$12,337	$15,235
09/21	$14,115	$12,231	$14,937
10/21	$14,367	$12,227	$15,217
11/21	$14,237	$12,263	$15,113
12/21	$14,404	$12,232	$15,316
01/22	$13,901	$11,968	$14,803
02/22	$13,650	$11,835	$14,578
03/22	$13,408	$11,506	$14,438
04/22	$12,682	$11,069	$13,668
05/22	$12,719	$11,141	$13,733
06/22	$12,188	$10,966	$13,177
07/22	$12,691	$11,234	$13,755
08/22	$12,281	$10,917	$13,307
09/22	$11,518	$10,445	$12,500
10/22	$11,629	$10,310	$12,715
11/22	$12,169	$10,689	$13,336
12/22	$11,946	$10,641	$13,111
01/23	$12,467	$10,968	$13,706
02/23	$12,114	$10,684	$13,368
03/23	$12,412	$10,956	$13,710
04/23	$12,495	$11,022	$13,842
05/23	$12,337	$10,902	$13,693
06/23	$12,579	$10,863	$13,954
07/23	$12,719	$10,856	$14,117
08/23	$12,533	$10,786	$13,934
09/23	$12,114	$10,512	$13,492
10/23	$11,862	$10,346	$13,208
11/23	$12,588	$10,815	$14,027
12/23	$13,138	$11,229	$14,636
01/24	$13,156	$11,198	$14,658
02/24	$13,259	$11,040	$14,744
03/24	$13,501	$11,142	$15,000
04/24	$13,091	$10,860	$14,553
05/24	$13,482	$11,044	$14,940
06/24	$13,631	$11,149	$15,117
07/24	$13,929	$11,409	$15,462
08/24	$14,181	$11,573	$15,743
09/24	$14,395	$11,728	$15,974
10/24	$14,032	$11,437	$15,593
11/24	$14,367	$11,558	$15,939
12/24	$14,032	$11,369	$15,613
01/25	$14,274	$11,430	$15,875
02/25	$14,404	$11,681	$16,063
03/25	$14,162	$11,685	$15,835
04/25	$14,171	$11,731	$15,930
05/25	$14,385	$11,647	$16,178
06/25	$14,767	$11,826	$16,576
07/25	$14,795	$11,795	$16,610
08/25	$15,065	$11,936	$16,909
09/25	$15,326	$12,067	$17,205
10/25	$15,484	$12,142	$17,385
11/25	$15,559	$12,217	$17,479
12/25	$15,577	$12,199	$17,519

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	11.02	2.66	4.53
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index (Net)	12.21	3.93	5.77

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 1,114,867,220
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 2,335,765
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,114,867,220
Total number of portfolio holdings	110
Management services fees (represents 0.21% of Fund average net assets)	$2,335,765
Portfolio turnover for the reporting period	183%

Holdings [Text Block]

Derivative Exposure

Long
Equity Risk	6.6%
Foreign Exchange Risk	7.1%
Interest Rate Risk	5.0%
Short
Equity Risk	19.5%
Foreign Exchange Risk	4.5%
Interest Rate Risk	0.1%

Asset Categories

Fixed Income Funds	40.0%
Equity Funds	32.6%
Money Market Funds	17.0%
Residential Mortgage-Backed Securities - Agency	7.3%
Exchange-Traded Fixed Income Funds	4.9%
Exchange-Traded Equity Funds	4.3%
Other	0.6%

Material Fund Change [Text Block]
C000205759
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Managed Volatility Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Managed Volatility Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Tactical allocation | Tactical allocations, in the form of maintaining equity levels above static benchmark policy level weighting assignments, proved beneficial to the Fund’s relative performance during the annual period.

Underlying fund manager selection | Underlying fixed-income managers outperformed with varied performance across the fixed-income universe, benefiting the Fund’s relative performance.

Top Performance Detractors

Dynamic algorithm | The dynamic algorithm, a quantitative tool used by the portfolio managers to help direct equity exposure, steered the managers to start the year with an overweight exposure to equities within the Fund. However, as equity volatility rose during the early parts of the annual period, the algorithm shifted to recommend an underweight allocation to equities, versus static benchmark equity weights. This underweight positioning was applied to the Fund during a short span of the annual period, near April 2025, as levels of equity volatility were elevated. As equity volatility quickly subsided the algorithm recommended increased allocations to equities, however the snap-back in markets was swift enough to still result in a detraction effect from the algorithm during the period, weighing on the Fund’s relative performance.

Underlying fund manager selection | Underlying strategic fund managers focused on large and small cap domestic equities generally detracted from the Fund’s relative performance during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Managed Volatility Growth Fund Class 1 ($19,911)	Russell 3000® Index ($38,012)	46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net) ($23,635)
12/15	$10,000	$10,000	$10,000
01/16	$9,575	$9,436	$9,651
02/16	$9,539	$9,433	$9,640
03/16	$9,973	$10,097	$10,102
04/16	$10,062	$10,159	$10,200
05/16	$10,106	$10,341	$10,268
06/16	$10,062	$10,362	$10,276
07/16	$10,354	$10,774	$10,586
08/16	$10,345	$10,801	$10,595
09/16	$10,354	$10,818	$10,626
10/16	$10,159	$10,584	$10,450
11/16	$10,204	$11,058	$10,539
12/16	$10,337	$11,274	$10,707
01/17	$10,505	$11,486	$10,867
02/17	$10,753	$11,913	$11,108
03/17	$10,815	$11,921	$11,167
04/17	$10,965	$12,047	$11,306
05/17	$11,143	$12,171	$11,468
06/17	$11,178	$12,280	$11,508
07/17	$11,373	$12,512	$11,688
08/17	$11,399	$12,536	$11,734
09/17	$11,594	$12,842	$11,902
10/17	$11,780	$13,122	$12,058
11/17	$12,019	$13,521	$12,245
12/17	$12,143	$13,656	$12,358
01/18	$12,710	$14,375	$12,726
02/18	$12,205	$13,846	$12,359
03/18	$12,046	$13,568	$12,230
04/18	$12,028	$13,619	$12,273
05/18	$12,143	$14,004	$12,410
06/18	$12,099	$14,095	$12,414
07/18	$12,356	$14,563	$12,662
08/18	$12,524	$15,074	$12,849
09/18	$12,533	$15,099	$12,851
10/18	$11,745	$13,988	$12,186
11/18	$11,842	$14,268	$12,321
12/18	$11,205	$12,940	$11,759
01/19	$11,842	$14,051	$12,413
02/19	$12,090	$14,545	$12,672
03/19	$12,241	$14,757	$12,857
04/19	$12,579	$15,346	$13,163
05/19	$11,993	$14,353	$12,733
06/19	$12,605	$15,361	$13,344
07/19	$12,632	$15,590	$13,413
08/19	$12,445	$15,272	$13,343
09/19	$12,561	$15,540	$13,499
10/19	$12,738	$15,874	$13,739
11/19	$13,014	$16,478	$14,006
12/19	$13,280	$16,954	$14,275
01/20	$13,218	$16,935	$14,307
02/20	$12,579	$15,549	$13,613
03/20	$11,602	$13,410	$12,379
04/20	$12,428	$15,187	$13,362
05/20	$12,809	$15,999	$13,823
06/20	$13,022	$16,364	$14,088
07/20	$13,431	$17,294	$14,592
08/20	$13,883	$18,546	$15,180
09/20	$13,555	$17,871	$14,847
10/20	$13,289	$17,485	$14,564
11/20	$14,345	$19,613	$15,858
12/20	$14,816	$20,495	$16,334
01/21	$14,762	$20,404	$16,227
02/21	$15,011	$21,042	$16,447
03/21	$15,215	$21,796	$16,718
04/21	$15,712	$22,919	$17,256
05/21	$15,872	$23,024	$17,419
06/21	$15,996	$23,592	$17,623
07/21	$16,209	$23,991	$17,854
08/21	$16,555	$24,675	$18,136
09/21	$15,970	$23,568	$17,607
10/21	$16,529	$25,161	$18,235
11/21	$16,227	$24,778	$17,965
12/21	$16,626	$25,754	$18,449
01/22	$15,845	$24,239	$17,641
02/22	$15,481	$23,628	$17,309
03/22	$15,339	$24,395	$17,420
04/22	$14,283	$22,206	$16,255
05/22	$14,336	$22,176	$16,305
06/22	$13,457	$20,321	$15,301
07/22	$14,221	$22,227	$16,237
08/22	$13,679	$21,397	$15,651
09/22	$12,676	$19,413	$14,468
10/22	$13,093	$21,005	$15,096
11/22	$13,830	$22,102	$15,976
12/22	$13,431	$20,808	$15,523
01/23	$14,150	$22,241	$16,421
02/23	$13,750	$21,721	$16,031
03/23	$14,070	$22,302	$16,446
04/23	$14,194	$22,539	$16,649
05/23	$14,017	$22,627	$16,482
06/23	$14,594	$24,172	$17,122
07/23	$14,931	$25,039	$17,505
08/23	$14,594	$24,555	$17,183
09/23	$13,990	$23,386	$16,542
10/23	$13,662	$22,766	$16,122
11/23	$14,700	$24,888	$17,353
12/23	$15,428	$26,209	$18,184
01/24	$15,490	$26,499	$18,279
02/24	$15,961	$27,933	$18,708
03/24	$16,405	$28,835	$19,162
04/24	$15,801	$27,566	$18,512
05/24	$16,467	$28,868	$19,160
06/24	$16,680	$29,762	$19,438
07/24	$17,026	$30,315	$19,871
08/24	$17,381	$30,975	$20,293
09/24	$17,656	$31,616	$20,617
10/24	$17,230	$31,384	$20,155
11/24	$17,843	$33,471	$20,825
12/24	$17,319	$32,448	$20,323
01/25	$17,816	$33,473	$20,859
02/25	$17,780	$32,831	$20,912
03/25	$17,212	$30,916	$20,338
04/25	$17,159	$30,709	$20,480
05/25	$17,772	$32,655	$21,204
06/25	$18,437	$34,314	$21,902
07/25	$18,544	$35,070	$22,046
08/25	$18,997	$35,881	$22,551
09/25	$19,467	$37,120	$23,077
10/25	$19,751	$37,915	$23,407
11/25	$19,822	$38,019	$23,515
12/25	$19,911	$38,012	$23,635

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	14.97	6.09	7.13
Russell 3000® Index	17.15	13.15	14.29
46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net)	16.30	7.67	8.98
Footnote	Description
Footnote(a)	The returns shown for periods prior to February 20, 2019 (including Since Fund Inception returns, if shown) include the returns of Class 2. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 11,279,570,607
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 20,090,035
InvestmentCompanyPortfolioTurnover	184.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$11,279,570,607
Total number of portfolio holdings	112
Management services fees (represents 0.18% of Fund average net assets)	$20,090,035
Portfolio turnover for the reporting period	184%

Holdings [Text Block]

Derivative Exposure

Long
Equity Risk	16.8%
Foreign Exchange Risk	8.4%
Interest Rate Risk	4.3%
Short
Equity Risk	36.2%
Foreign Exchange Risk	3.6%

Asset Categories

Equity Funds	61.9%
Money Market Funds	15.8%
Fixed Income Funds	10.8%
Exchange-Traded Equity Funds	5.8%
Residential Mortgage-Backed Securities - Agency	4.3%
Exchange-Traded Fixed Income Funds	3.2%
Put Option Contracts Purchased	1.1%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Material Fund Change [Text Block]
C000125450
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Managed Volatility Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Managed Volatility Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Tactical allocation | Tactical allocations, in the form of maintaining equity levels above static benchmark policy level weighting assignments, proved beneficial to the Fund’s relative performance during the annual period.

Underlying fund manager selection | Underlying fixed-income managers outperformed with varied performance across the fixed-income universe, benefiting the Fund’s relative performance.

Top Performance Detractors

Dynamic algorithm | The dynamic algorithm, a quantitative tool used by the portfolio managers to help direct equity exposure, steered the managers to start the year with an overweight exposure to equities within the Fund. However, as equity volatility rose during the early parts of the annual period, the algorithm shifted to recommend an underweight allocation to equities, versus static benchmark equity weights. This underweight positioning was applied to the Fund during a short span of the annual period, near April 2025, as levels of equity volatility were elevated. As equity volatility quickly subsided the algorithm recommended increased allocations to equities, however the snap-back in markets was swift enough to still result in a detraction effect from the algorithm during the period, weighing on the Fund’s relative performance.

Underlying fund manager selection | Underlying strategic fund managers focused on large and small cap domestic equities generally detracted from the Fund’s relative performance during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Managed Volatility Growth Fund Class 2 ($19,575)	Russell 3000® Index ($38,012)	46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net) ($23,635)
12/15	$10,000	$10,000	$10,000
01/16	$9,575	$9,436	$9,651
02/16	$9,539	$9,433	$9,640
03/16	$9,973	$10,097	$10,102
04/16	$10,062	$10,159	$10,200
05/16	$10,106	$10,341	$10,268
06/16	$10,062	$10,362	$10,276
07/16	$10,354	$10,774	$10,586
08/16	$10,345	$10,801	$10,595
09/16	$10,354	$10,818	$10,626
10/16	$10,159	$10,584	$10,450
11/16	$10,204	$11,058	$10,539
12/16	$10,337	$11,274	$10,707
01/17	$10,505	$11,486	$10,867
02/17	$10,753	$11,913	$11,108
03/17	$10,815	$11,921	$11,167
04/17	$10,965	$12,047	$11,306
05/17	$11,143	$12,171	$11,468
06/17	$11,178	$12,280	$11,508
07/17	$11,373	$12,512	$11,688
08/17	$11,399	$12,536	$11,734
09/17	$11,594	$12,842	$11,902
10/17	$11,780	$13,122	$12,058
11/17	$12,019	$13,521	$12,245
12/17	$12,143	$13,656	$12,358
01/18	$12,710	$14,375	$12,726
02/18	$12,205	$13,846	$12,359
03/18	$12,046	$13,568	$12,230
04/18	$12,028	$13,619	$12,273
05/18	$12,143	$14,004	$12,410
06/18	$12,099	$14,095	$12,414
07/18	$12,356	$14,563	$12,662
08/18	$12,524	$15,074	$12,849
09/18	$12,533	$15,099	$12,851
10/18	$11,745	$13,988	$12,186
11/18	$11,842	$14,268	$12,321
12/18	$11,205	$12,940	$11,759
01/19	$11,842	$14,051	$12,413
02/19	$12,090	$14,545	$12,672
03/19	$12,241	$14,757	$12,857
04/19	$12,569	$15,346	$13,163
05/19	$11,984	$14,353	$12,733
06/19	$12,595	$15,361	$13,344
07/19	$12,613	$15,590	$13,413
08/19	$12,427	$15,272	$13,343
09/19	$12,542	$15,540	$13,499
10/19	$12,710	$15,874	$13,739
11/19	$12,985	$16,478	$14,006
12/19	$13,251	$16,954	$14,275
01/20	$13,180	$16,935	$14,307
02/20	$12,542	$15,549	$13,613
03/20	$11,568	$13,410	$12,379
04/20	$12,392	$15,187	$13,362
05/20	$12,764	$15,999	$13,823
06/20	$12,976	$16,364	$14,088
07/20	$13,384	$17,294	$14,592
08/20	$13,826	$18,546	$15,180
09/20	$13,499	$17,871	$14,847
10/20	$13,233	$17,485	$14,564
11/20	$14,278	$19,613	$15,858
12/20	$14,748	$20,495	$16,334
01/21	$14,694	$20,404	$16,227
02/21	$14,934	$21,042	$16,447
03/21	$15,128	$21,796	$16,718
04/21	$15,624	$22,919	$17,256
05/21	$15,784	$23,024	$17,419
06/21	$15,908	$23,592	$17,623
07/21	$16,112	$23,991	$17,854
08/21	$16,448	$24,675	$18,136
09/21	$15,864	$23,568	$17,607
10/21	$16,413	$25,161	$18,235
11/21	$16,112	$24,778	$17,965
12/21	$16,501	$25,754	$18,449
01/22	$15,722	$24,239	$17,641
02/22	$15,359	$23,628	$17,309
03/22	$15,217	$24,395	$17,420
04/22	$14,172	$22,206	$16,255
05/22	$14,216	$22,176	$16,305
06/22	$13,348	$20,321	$15,301
07/22	$14,101	$22,227	$16,237
08/22	$13,561	$21,397	$15,651
09/22	$12,560	$19,413	$14,468
10/22	$12,976	$21,005	$15,096
11/22	$13,702	$22,102	$15,976
12/22	$13,295	$20,808	$15,523
01/23	$14,004	$22,241	$16,421
02/23	$13,614	$21,721	$16,031
03/23	$13,924	$22,302	$16,446
04/23	$14,039	$22,539	$16,649
05/23	$13,871	$22,627	$16,482
06/23	$14,438	$24,172	$17,122
07/23	$14,765	$25,039	$17,505
08/23	$14,429	$24,555	$17,183
09/23	$13,826	$23,386	$16,542
10/23	$13,499	$22,766	$16,122
11/23	$14,526	$24,888	$17,353
12/23	$15,235	$26,209	$18,184
01/24	$15,297	$26,499	$18,279
02/24	$15,757	$27,933	$18,708
03/24	$16,191	$28,835	$19,162
04/24	$15,598	$27,566	$18,512
05/24	$16,253	$28,868	$19,160
06/24	$16,457	$29,762	$19,438
07/24	$16,794	$30,315	$19,871
08/24	$17,139	$30,975	$20,293
09/24	$17,405	$31,616	$20,617
10/24	$16,980	$31,384	$20,155
11/24	$17,591	$33,471	$20,825
12/24	$17,059	$32,448	$20,323
01/25	$17,547	$33,473	$20,859
02/25	$17,511	$32,831	$20,912
03/25	$16,953	$30,916	$20,338
04/25	$16,900	$30,709	$20,480
05/25	$17,493	$32,655	$21,204
06/25	$18,140	$34,314	$21,902
07/25	$18,246	$35,070	$22,046
08/25	$18,689	$35,881	$22,551
09/25	$19,150	$37,120	$23,077
10/25	$19,424	$37,915	$23,407
11/25	$19,486	$38,019	$23,515
12/25	$19,575	$38,012	$23,635

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	14.75	5.83	6.95
Russell 3000® Index	17.15	13.15	14.29
46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net)	16.30	7.67	8.98

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 11,279,570,607
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 20,090,035
InvestmentCompanyPortfolioTurnover	184.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$11,279,570,607
Total number of portfolio holdings	112
Management services fees (represents 0.18% of Fund average net assets)	$20,090,035
Portfolio turnover for the reporting period	184%

Holdings [Text Block]

Derivative Exposure

Long
Equity Risk	16.8%
Foreign Exchange Risk	8.4%
Interest Rate Risk	4.3%
Short
Equity Risk	36.2%
Foreign Exchange Risk	3.6%

Asset Categories

Equity Funds	61.9%
Money Market Funds	15.8%
Fixed Income Funds	10.8%
Exchange-Traded Equity Funds	5.8%
Residential Mortgage-Backed Securities - Agency	4.3%
Exchange-Traded Fixed Income Funds	3.2%
Put Option Contracts Purchased	1.1%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Material Fund Change [Text Block]
C000206837
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – U.S. Flexible Conservative Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – U.S. Flexible Conservative Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Tactical allocation | Tactical allocations, in the form of maintaining equity levels above static benchmark policy level weighting assignments, proved beneficial to the Fund’s relative performance during the annual period.

Underlying fund manager selection | Underlying fixed-income managers outperformed with varied performance across the fixed-income universe, benefiting the Fund’s relative performance.

Top Performance Detractors

Dynamic algorithm | The dynamic algorithm, a quantitative tool used by the portfolio managers to help direct equity exposure, steered the managers to start the year with an overweight exposure to equities within the Fund. However, as equity volatility rose during the early parts of the annual period, the algorithm shifted to recommend an underweight allocation to equities, versus static benchmark equity weights. This underweight positioning was applied to the Fund during a short span of the annual period, near April 2025, as levels of equity volatility were elevated. As equity volatility quickly subsided the algorithm recommended increased allocations to equities, however the snap-back in markets was swift enough to still result in a detraction effect from the algorithm during the period, weighing on the Fund’s relative performance.

Underlying fund manager selection | Underlying strategic fund managers focused on large and small cap domestic equities generally detracted from the Fund’s relative returns during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – U.S. Flexible Conservative Growth Fund Class 1 ($16,150)	S&P 500® Index ($38,120)	65% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index® ($18,000)	Bloomberg U.S. Aggregate Bond Index ($11,608)
11/02/16	$10,000	$10,000	$10,000	$10,000
11/30/16	$10,020	$10,508	$10,018	$9,754
12/31/16	$10,070	$10,716	$10,096	$9,767
01/31/17	$10,180	$10,919	$10,176	$9,786
02/28/17	$10,410	$11,353	$10,362	$9,852
03/31/17	$10,400	$11,366	$10,363	$9,847
04/30/17	$10,490	$11,483	$10,452	$9,923
05/31/17	$10,610	$11,644	$10,556	$9,999
06/30/17	$10,630	$11,717	$10,572	$9,989
07/31/17	$10,750	$11,958	$10,677	$10,032
08/31/17	$10,810	$11,995	$10,751	$10,122
09/30/17	$10,890	$12,242	$10,795	$10,074
10/31/17	$11,000	$12,528	$10,888	$10,080
11/30/17	$11,170	$12,912	$10,996	$10,067
12/31/17	$11,250	$13,056	$11,071	$10,113
01/31/18	$11,510	$13,803	$11,210	$9,997
02/28/18	$11,250	$13,294	$10,996	$9,902
03/31/18	$11,160	$12,956	$10,944	$9,965
04/30/18	$11,120	$13,006	$10,906	$9,891
05/31/18	$11,250	$13,319	$11,049	$9,962
06/30/18	$11,250	$13,401	$11,064	$9,950
07/31/18	$11,400	$13,900	$11,210	$9,952
08/31/18	$11,570	$14,353	$11,384	$10,016
09/30/18	$11,540	$14,435	$11,359	$9,952
10/31/18	$11,120	$13,448	$11,029	$9,873
11/30/18	$11,240	$13,722	$11,151	$9,932
12/31/18	$10,970	$12,483	$10,931	$10,114
01/31/19	$11,350	$13,483	$11,313	$10,222
02/28/19	$11,460	$13,916	$11,436	$10,216
03/31/19	$11,660	$14,187	$11,657	$10,412
04/30/19	$11,840	$14,761	$11,824	$10,415
05/31/19	$11,650	$13,823	$11,697	$10,600
06/30/19	$12,050	$14,797	$12,081	$10,733
07/31/19	$12,120	$15,010	$12,160	$10,756
08/31/19	$12,210	$14,772	$12,297	$11,035
09/30/19	$12,230	$15,049	$12,335	$10,976
10/31/19	$12,310	$15,375	$12,453	$11,009
11/30/19	$12,480	$15,933	$12,607	$11,004
12/31/19	$12,630	$16,414	$12,734	$10,996
01/31/20	$12,740	$16,407	$12,892	$11,208
02/29/20	$12,450	$15,057	$12,671	$11,409
03/31/20	$11,780	$13,197	$12,075	$11,342
04/30/20	$12,290	$14,889	$12,756	$11,544
05/31/20	$12,480	$15,598	$13,007	$11,598
06/30/20	$12,620	$15,908	$13,151	$11,671
07/31/20	$12,890	$16,805	$13,538	$11,845
08/31/20	$12,950	$18,013	$13,808	$11,749
09/30/20	$12,810	$17,328	$13,619	$11,743
10/31/20	$12,720	$16,868	$13,453	$11,690
11/30/20	$13,200	$18,714	$14,054	$11,805
12/31/20	$13,410	$19,434	$14,256	$11,821
01/31/21	$13,340	$19,237	$14,139	$11,737
02/28/21	$13,350	$19,768	$14,143	$11,567
03/31/21	$13,410	$20,634	$14,245	$11,423
04/30/21	$13,730	$21,735	$14,584	$11,513
05/31/21	$13,790	$21,887	$14,651	$11,551
06/30/21	$13,970	$22,397	$14,837	$11,632
07/31/21	$14,170	$22,930	$15,069	$11,762
08/31/21	$14,340	$23,627	$15,210	$11,739
09/30/21	$13,960	$22,528	$14,877	$11,638
10/31/21	$14,320	$24,106	$15,239	$11,635
11/30/21	$14,260	$23,939	$15,232	$11,669
12/31/21	$14,450	$25,012	$15,445	$11,639
01/31/22	$13,920	$23,718	$14,949	$11,388
02/28/22	$13,680	$23,008	$14,684	$11,261
03/31/22	$13,480	$23,862	$14,610	$10,948
04/30/22	$12,750	$21,781	$13,803	$10,533
05/31/22	$12,790	$21,821	$13,870	$10,601
06/30/22	$12,330	$20,020	$13,328	$10,435
07/31/22	$12,840	$21,866	$13,970	$10,690
08/31/22	$12,440	$20,974	$13,514	$10,388
09/30/22	$11,700	$19,042	$12,699	$9,939
10/31/22	$11,800	$20,584	$12,952	$9,810
11/30/22	$12,300	$21,734	$13,515	$10,171
12/31/22	$12,060	$20,482	$13,202	$10,125
01/31/23	$12,550	$21,769	$13,757	$10,436
02/28/23	$12,200	$21,238	$13,408	$10,167
03/31/23	$12,520	$22,018	$13,802	$10,425
04/30/23	$12,610	$22,361	$13,932	$10,488
05/31/23	$12,520	$22,459	$13,854	$10,374
06/30/23	$12,800	$23,942	$14,142	$10,337
07/31/23	$12,990	$24,712	$14,295	$10,330
08/31/23	$12,820	$24,318	$14,156	$10,264
09/30/23	$12,370	$23,159	$13,686	$10,003
10/31/23	$12,140	$22,672	$13,445	$9,845
11/30/23	$12,910	$24,742	$14,270	$10,291
12/31/23	$13,450	$25,866	$14,852	$10,685
01/31/24	$13,530	$26,301	$14,913	$10,655
02/29/24	$13,730	$27,705	$15,055	$10,505
03/31/24	$14,010	$28,597	$15,315	$10,602
04/30/24	$13,570	$27,429	$14,844	$10,334
05/31/24	$13,990	$28,789	$15,266	$10,509
06/30/24	$14,260	$29,822	$15,551	$10,609
07/31/24	$14,510	$30,185	$15,854	$10,856
08/31/24	$14,730	$30,917	$16,136	$11,012
09/30/24	$14,960	$31,577	$16,397	$11,160
10/31/24	$14,650	$31,291	$16,081	$10,883
11/30/24	$15,100	$33,128	$16,522	$10,998
12/31/24	$14,750	$32,338	$16,208	$10,818
01/31/25	$14,990	$33,239	$16,422	$10,876
02/28/25	$15,060	$32,805	$16,582	$11,115
03/31/25	$14,720	$30,957	$16,259	$11,119
04/30/25	$14,680	$30,747	$16,262	$11,163
05/31/25	$14,880	$32,682	$16,545	$11,083
06/30/25	$15,280	$34,344	$17,004	$11,253
07/31/25	$15,370	$35,115	$17,109	$11,224
08/31/25	$15,600	$35,827	$17,363	$11,358
09/30/25	$15,910	$37,134	$17,708	$11,482
10/31/25	$16,090	$38,004	$17,925	$11,553
11/30/25	$16,160	$38,097	$18,013	$11,625
12/31/25	$16,150	$38,120	$18,000	$11,608

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Class 1Footnote Reference(a)	9.49	3.79	5.37
S&P 500® Index	17.88	14.42	15.73
65% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index®	11.05	4.77	6.63
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	1.64
Footnote	Description
Footnote(a)	The returns shown for periods prior to February 20, 2019 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class 2. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 317,055,901
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 665,211
InvestmentCompanyPortfolioTurnover	196.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$317,055,901
Total number of portfolio holdings	48
Management services fees (represents 0.21% of Fund average net assets)	$665,211
Portfolio turnover for the reporting period	196%

Holdings [Text Block]

Derivative Exposure

Long
Equity Risk	8.2%
Interest Rate Risk	4.2%
Short
Equity Risk	20.5%

Asset Categories

Fixed Income Funds	40.1%
Equity Funds	32.5%
Money Market Funds	16.3%
Residential Mortgage-Backed Securities - Agency	6.7%
Exchange-Traded Equity Funds	5.6%
Exchange-Traded Fixed Income Funds	4.2%
Other	0.6%

Material Fund Change [Text Block]
C000174387
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – U.S. Flexible Conservative Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – U.S. Flexible Conservative Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Tactical allocation | Tactical allocations, in the form of maintaining equity levels above static benchmark policy level weighting assignments, proved beneficial to the Fund’s relative performance during the annual period.

Underlying fund manager selection | Underlying fixed-income managers outperformed with varied performance across the fixed-income universe, benefiting the Fund’s relative performance.

Top Performance Detractors

Dynamic algorithm | The dynamic algorithm, a quantitative tool used by the portfolio managers to help direct equity exposure, steered the managers to start the year with an overweight exposure to equities within the Fund. However, as equity volatility rose during the early parts of the annual period, the algorithm shifted to recommend an underweight allocation to equities, versus static benchmark equity weights. This underweight positioning was applied to the Fund during a short span of the annual period, near April 2025, as levels of equity volatility were elevated. As equity volatility quickly subsided the algorithm recommended increased allocations to equities, however the snap-back in markets was swift enough to still result in a detraction effect from the algorithm during the period, weighing on the Fund’s relative performance.

Underlying fund manager selection | Underlying strategic fund managers focused on large and small cap domestic equities generally detracted from the Fund’s relative returns during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – U.S. Flexible Conservative Growth Fund Class 2 ($15,870)	S&P 500® Index ($38,120)	65% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index® ($18,000)	Bloomberg U.S. Aggregate Bond Index ($11,608)
11/02/16	$10,000	$10,000	$10,000	$10,000
11/30/16	$10,020	$10,508	$10,018	$9,754
12/31/16	$10,070	$10,716	$10,096	$9,767
01/31/17	$10,180	$10,919	$10,176	$9,786
02/28/17	$10,410	$11,353	$10,362	$9,852
03/31/17	$10,400	$11,366	$10,363	$9,847
04/30/17	$10,490	$11,483	$10,452	$9,923
05/31/17	$10,610	$11,644	$10,556	$9,999
06/30/17	$10,630	$11,717	$10,572	$9,989
07/31/17	$10,750	$11,958	$10,677	$10,032
08/31/17	$10,810	$11,995	$10,751	$10,122
09/30/17	$10,890	$12,242	$10,795	$10,074
10/31/17	$11,000	$12,528	$10,888	$10,080
11/30/17	$11,170	$12,912	$10,996	$10,067
12/31/17	$11,250	$13,056	$11,071	$10,113
01/31/18	$11,510	$13,803	$11,210	$9,997
02/28/18	$11,250	$13,294	$10,996	$9,902
03/31/18	$11,160	$12,956	$10,944	$9,965
04/30/18	$11,120	$13,006	$10,906	$9,891
05/31/18	$11,250	$13,319	$11,049	$9,962
06/30/18	$11,250	$13,401	$11,064	$9,950
07/31/18	$11,400	$13,900	$11,210	$9,952
08/31/18	$11,570	$14,353	$11,384	$10,016
09/30/18	$11,540	$14,435	$11,359	$9,952
10/31/18	$11,120	$13,448	$11,029	$9,873
11/30/18	$11,240	$13,722	$11,151	$9,932
12/31/18	$10,970	$12,483	$10,931	$10,114
01/31/19	$11,350	$13,483	$11,313	$10,222
02/28/19	$11,470	$13,916	$11,436	$10,216
03/31/19	$11,660	$14,187	$11,657	$10,412
04/30/19	$11,840	$14,761	$11,824	$10,415
05/31/19	$11,650	$13,823	$11,697	$10,600
06/30/19	$12,040	$14,797	$12,081	$10,733
07/31/19	$12,110	$15,010	$12,160	$10,756
08/31/19	$12,200	$14,772	$12,297	$11,035
09/30/19	$12,210	$15,049	$12,335	$10,976
10/31/19	$12,290	$15,375	$12,453	$11,009
11/30/19	$12,460	$15,933	$12,607	$11,004
12/31/19	$12,600	$16,414	$12,734	$10,996
01/31/20	$12,710	$16,407	$12,892	$11,208
02/29/20	$12,420	$15,057	$12,671	$11,409
03/31/20	$11,740	$13,197	$12,075	$11,342
04/30/20	$12,250	$14,889	$12,756	$11,544
05/31/20	$12,440	$15,598	$13,007	$11,598
06/30/20	$12,580	$15,908	$13,151	$11,671
07/31/20	$12,840	$16,805	$13,538	$11,845
08/31/20	$12,900	$18,013	$13,808	$11,749
09/30/20	$12,760	$17,328	$13,619	$11,743
10/31/20	$12,670	$16,868	$13,453	$11,690
11/30/20	$13,140	$18,714	$14,054	$11,805
12/31/20	$13,340	$19,434	$14,256	$11,821
01/31/21	$13,270	$19,237	$14,139	$11,737
02/28/21	$13,280	$19,768	$14,143	$11,567
03/31/21	$13,340	$20,634	$14,245	$11,423
04/30/21	$13,660	$21,735	$14,584	$11,513
05/31/21	$13,710	$21,887	$14,651	$11,551
06/30/21	$13,890	$22,397	$14,837	$11,632
07/31/21	$14,080	$22,930	$15,069	$11,762
08/31/21	$14,250	$23,627	$15,210	$11,739
09/30/21	$13,870	$22,528	$14,877	$11,638
10/31/21	$14,220	$24,106	$15,239	$11,635
11/30/21	$14,160	$23,939	$15,232	$11,669
12/31/21	$14,340	$25,012	$15,445	$11,639
01/31/22	$13,810	$23,718	$14,949	$11,388
02/28/22	$13,580	$23,008	$14,684	$11,261
03/31/22	$13,370	$23,862	$14,610	$10,948
04/30/22	$12,650	$21,781	$13,803	$10,533
05/31/22	$12,680	$21,821	$13,870	$10,601
06/30/22	$12,220	$20,020	$13,328	$10,435
07/31/22	$12,730	$21,866	$13,970	$10,690
08/31/22	$12,330	$20,974	$13,514	$10,388
09/30/22	$11,590	$19,042	$12,699	$9,939
10/31/22	$11,690	$20,584	$12,952	$9,810
11/30/22	$12,180	$21,734	$13,515	$10,171
12/31/22	$11,940	$20,482	$13,202	$10,125
01/31/23	$12,430	$21,769	$13,757	$10,436
02/28/23	$12,080	$21,238	$13,408	$10,167
03/31/23	$12,390	$22,018	$13,802	$10,425
04/30/23	$12,480	$22,361	$13,932	$10,488
05/31/23	$12,380	$22,459	$13,854	$10,374
06/30/23	$12,660	$23,942	$14,142	$10,337
07/31/23	$12,850	$24,712	$14,295	$10,330
08/31/23	$12,670	$24,318	$14,156	$10,264
09/30/23	$12,220	$23,159	$13,686	$10,003
10/31/23	$12,000	$22,672	$13,445	$9,845
11/30/23	$12,750	$24,742	$14,270	$10,291
12/31/23	$13,280	$25,866	$14,852	$10,685
01/31/24	$13,360	$26,301	$14,913	$10,655
02/29/24	$13,560	$27,705	$15,055	$10,505
03/31/24	$13,830	$28,597	$15,315	$10,602
04/30/24	$13,390	$27,429	$14,844	$10,334
05/31/24	$13,800	$28,789	$15,266	$10,509
06/30/24	$14,070	$29,822	$15,551	$10,609
07/31/24	$14,310	$30,185	$15,854	$10,856
08/31/24	$14,520	$30,917	$16,136	$11,012
09/30/24	$14,750	$31,577	$16,397	$11,160
10/31/24	$14,440	$31,291	$16,081	$10,883
11/30/24	$14,880	$33,128	$16,522	$10,998
12/31/24	$14,530	$32,338	$16,208	$10,818
01/31/25	$14,760	$33,239	$16,422	$10,876
02/28/25	$14,830	$32,805	$16,582	$11,115
03/31/25	$14,490	$30,957	$16,259	$11,119
04/30/25	$14,450	$30,747	$16,262	$11,163
05/31/25	$14,640	$32,682	$16,545	$11,083
06/30/25	$15,030	$34,344	$17,004	$11,253
07/31/25	$15,120	$35,115	$17,109	$11,224
08/31/25	$15,340	$35,827	$17,363	$11,358
09/30/25	$15,640	$37,134	$17,708	$11,482
10/31/25	$15,820	$38,004	$17,925	$11,553
11/30/25	$15,880	$38,097	$18,013	$11,625
12/31/25	$15,870	$38,120	$18,000	$11,608

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Class 2	9.22	3.53	5.17
S&P 500® Index	17.88	14.42	15.73
65% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index®	11.05	4.77	6.63
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	1.64

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 317,055,901
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 665,211
InvestmentCompanyPortfolioTurnover	196.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$317,055,901
Total number of portfolio holdings	48
Management services fees (represents 0.21% of Fund average net assets)	$665,211
Portfolio turnover for the reporting period	196%

Holdings [Text Block]

Derivative Exposure

Long
Equity Risk	8.2%
Interest Rate Risk	4.2%
Short
Equity Risk	20.5%

Asset Categories

Fixed Income Funds	40.1%
Equity Funds	32.5%
Money Market Funds	16.3%
Residential Mortgage-Backed Securities - Agency	6.7%
Exchange-Traded Equity Funds	5.6%
Exchange-Traded Fixed Income Funds	4.2%
Other	0.6%

Material Fund Change [Text Block]
C000206838
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – U.S. Flexible Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – U.S. Flexible Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Tactical allocation | Tactical allocations, in the form of maintaining equity levels above static benchmark policy level weighting assignments, proved beneficial to the Fund’s relative performance during the annual period.

Underlying fund manager selection | Underlying fixed-income managers outperformed with varied performance across the fixed-income universe, benefiting the Fund’s relative performance.

Top Performance Detractors

Dynamic algorithm | The dynamic algorithm, a quantitative tool used by the portfolio managers to help direct equity exposure, steered the managers to start the year with an overweight exposure to equities within the Fund. However, as equity volatility rose during the early parts of the annual period, the algorithm shifted to recommend an underweight allocation to equities, versus static benchmark equity weights. This underweight positioning was applied to the Fund during a short span of the annual period, near April 2025, as levels of equity volatility were elevated. As equity volatility quickly subsided the algorithm recommended increased allocations to equities, however the snap-back in markets was swift enough to still result in a detraction effect from the algorithm during the period, weighing on the Fund’s relative performance.

Underlying fund manager selection | Underlying strategic fund managers focused on large and small cap domestic equities generally detracted from the Fund’s relative returns during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – U.S. Flexible Growth Fund Class 1 ($21,557)	Bloomberg U.S. Aggregate Bond Index ($11,608)	65% S&P 500® Index, 35% Bloomberg U.S. Aggregate Bond Index ($25,714)	S&P 500® Index ($38,120)
11/02/16	$10,000	$10,000	$10,000	$10,000
11/30/16	$10,240	$9,754	$10,244	$10,508
12/31/16	$10,350	$9,767	$10,381	$10,716
01/31/17	$10,520	$9,786	$10,516	$10,919
02/28/17	$10,890	$9,852	$10,812	$11,353
03/31/17	$10,880	$9,847	$10,818	$11,366
04/30/17	$10,980	$9,923	$10,920	$11,483
05/31/17	$11,140	$9,999	$11,049	$11,644
06/30/17	$11,190	$9,989	$11,090	$11,717
07/31/17	$11,370	$10,032	$11,255	$11,958
08/31/17	$11,410	$10,122	$11,313	$11,995
09/30/17	$11,590	$10,074	$11,445	$12,242
10/31/17	$11,800	$10,080	$11,621	$12,528
11/30/17	$12,140	$10,067	$11,848	$12,912
12/31/17	$12,260	$10,113	$11,952	$13,056
01/31/18	$12,860	$9,997	$12,349	$13,803
02/28/18	$12,440	$9,902	$12,012	$13,294
03/31/18	$12,220	$9,965	$11,841	$12,956
04/30/18	$12,190	$9,891	$11,840	$13,006
05/31/18	$12,410	$9,962	$12,054	$13,319
06/30/18	$12,430	$9,950	$12,097	$13,401
07/31/18	$12,720	$9,952	$12,391	$13,900
08/31/18	$13,020	$10,016	$12,681	$14,353
09/30/18	$13,030	$9,952	$12,700	$14,435
10/31/18	$12,280	$9,873	$12,100	$13,448
11/30/18	$12,470	$9,932	$12,286	$13,722
12/31/18	$11,780	$10,114	$11,644	$12,483
01/31/19	$12,400	$10,222	$12,294	$13,483
02/28/19	$12,630	$10,216	$12,548	$13,916
03/31/19	$12,830	$10,412	$12,791	$14,187
04/30/19	$13,200	$10,415	$13,128	$14,761
05/31/19	$12,650	$10,600	$12,668	$13,823
06/30/19	$13,291	$10,733	$13,304	$14,797
07/31/19	$13,421	$10,756	$13,438	$15,010
08/31/19	$13,331	$11,035	$13,422	$14,772
09/30/19	$13,431	$10,976	$13,560	$15,049
10/31/19	$13,561	$11,009	$13,765	$15,375
11/30/19	$13,911	$11,004	$14,087	$15,933
12/31/19	$14,201	$10,996	$14,360	$16,414
01/31/20	$14,201	$11,208	$14,453	$16,407
02/29/20	$13,481	$11,409	$13,771	$15,057
03/31/20	$12,510	$11,342	$12,637	$13,197
04/30/20	$13,170	$11,544	$13,769	$14,889
05/31/20	$13,451	$11,598	$14,217	$15,598
06/30/20	$13,651	$11,671	$14,433	$15,908
07/31/20	$13,971	$11,845	$15,037	$16,805
08/31/20	$14,161	$11,749	$15,697	$18,013
09/30/20	$13,911	$11,743	$15,306	$17,328
10/31/20	$13,761	$11,690	$15,018	$16,868
11/30/20	$14,542	$11,805	$16,138	$18,714
12/31/20	$14,922	$11,821	$16,549	$19,434
01/31/21	$14,852	$11,737	$16,399	$19,237
02/28/21	$15,072	$11,567	$16,610	$19,768
03/31/21	$15,312	$11,423	$17,010	$20,634
04/30/21	$15,893	$11,513	$17,647	$21,735
05/31/21	$15,973	$11,551	$17,748	$21,887
06/30/21	$16,263	$11,632	$18,061	$22,397
07/31/21	$16,543	$11,762	$18,410	$22,930
08/31/21	$16,923	$11,739	$18,762	$23,627
09/30/21	$16,213	$11,638	$18,138	$22,528
10/31/21	$16,993	$11,635	$18,962	$24,106
11/30/21	$16,853	$11,669	$18,896	$23,939
12/31/21	$17,274	$11,639	$19,430	$25,012
01/31/22	$16,423	$11,388	$18,630	$23,718
02/28/22	$16,073	$11,261	$18,194	$23,008
03/31/22	$16,013	$10,948	$18,457	$23,862
04/30/22	$14,932	$10,533	$17,165	$21,781
05/31/22	$14,972	$10,601	$17,225	$21,821
06/30/22	$14,211	$10,435	$16,206	$20,020
07/31/22	$15,012	$10,690	$17,316	$21,866
08/31/22	$14,481	$10,388	$16,685	$20,974
09/30/22	$13,471	$9,939	$15,434	$19,042
10/31/22	$13,871	$9,810	$16,176	$20,584
11/30/22	$14,542	$10,171	$16,972	$21,734
12/31/22	$14,071	$10,125	$16,310	$20,482
01/31/23	$14,732	$10,436	$17,152	$21,769
02/28/23	$14,291	$10,167	$16,724	$21,238
03/31/23	$14,682	$10,425	$17,272	$22,018
04/30/23	$14,832	$10,488	$17,484	$22,361
05/31/23	$14,772	$10,374	$17,467	$22,459
06/30/23	$15,462	$10,337	$18,195	$23,942
07/31/23	$15,903	$10,330	$18,571	$24,712
08/31/23	$15,602	$10,264	$18,337	$24,318
09/30/23	$14,902	$10,003	$17,606	$23,159
10/31/23	$14,612	$9,845	$17,268	$22,672
11/30/23	$15,772	$10,291	$18,567	$24,742
12/31/23	$16,483	$10,685	$19,364	$25,866
01/31/24	$16,683	$10,655	$19,556	$26,301
02/29/24	$17,394	$10,505	$20,139	$27,705
03/31/24	$17,944	$10,602	$20,625	$28,597
04/30/24	$17,244	$10,334	$19,895	$27,429
05/31/24	$17,994	$10,509	$20,654	$28,789
06/30/24	$18,485	$10,609	$21,204	$29,822
07/31/24	$18,705	$10,856	$21,545	$30,185
08/31/24	$18,985	$11,012	$21,993	$30,917
09/30/24	$19,305	$11,160	$22,402	$31,577
10/31/24	$19,005	$10,883	$22,075	$31,291
11/30/24	$19,946	$10,998	$22,999	$33,128
12/31/24	$19,355	$10,818	$22,511	$32,338
01/31/25	$19,856	$10,876	$22,961	$33,239
02/28/25	$19,646	$11,115	$22,943	$32,805
03/31/25	$18,815	$11,119	$22,105	$30,957
04/30/25	$18,605	$11,163	$22,038	$30,747
05/31/25	$19,195	$11,083	$22,885	$32,682
06/30/25	$19,906	$11,253	$23,764	$34,344
07/31/25	$20,196	$11,224	$24,089	$35,115
08/31/25	$20,546	$11,358	$24,507	$35,827
09/30/25	$21,137	$11,482	$25,182	$37,134
10/31/25	$21,497	$11,553	$25,621	$38,004
11/30/25	$21,547	$11,625	$25,717	$38,097
12/31/25	$21,557	$11,608	$25,714	$38,120

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Class 1Footnote Reference(a)	11.37	7.63	8.75
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	1.64
65% S&P 500® Index, 35% Bloomberg U.S. Aggregate Bond Index	14.23	9.21	10.86
S&P 500® Index	17.88	14.42	15.73
Footnote	Description
Footnote(a)	The returns shown for periods prior to February 20, 2019 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class 2. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 4,408,149,193
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 8,545,113
InvestmentCompanyPortfolioTurnover	216.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$4,408,149,193
Total number of portfolio holdings	49
Management services fees (represents 0.20% of Fund average net assets)	$8,545,113
Portfolio turnover for the reporting period	216%

Holdings [Text Block]

Derivative Exposure

Long
Equity Risk	20.4%
Interest Rate Risk	3.0%
Short
Equity Risk	38.5%

Asset Categories

Equity Funds	61.9%
Money Market Funds	14.8%
Fixed Income Funds	10.7%
Exchange-Traded Equity Funds	7.4%
Residential Mortgage-Backed Securities - Agency	3.3%
Exchange-Traded Fixed Income Funds	2.3%
Put Option Contracts Purchased	1.2%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Material Fund Change [Text Block]
C000174388
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – U.S. Flexible Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – U.S. Flexible Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Tactical allocation | Tactical allocations, in the form of maintaining equity levels above static benchmark policy level weighting assignments, proved beneficial to the Fund’s relative performance during the annual period.

Underlying fund manager selection | Underlying fixed-income managers outperformed with varied performance across the fixed-income universe, benefiting the Fund’s relative performance.

Top Performance Detractors

Dynamic algorithm | The dynamic algorithm, a quantitative tool used by the portfolio managers to help direct equity exposure, steered the managers to start the year with an overweight exposure to equities within the Fund. However, as equity volatility rose during the early parts of the annual period, the algorithm shifted to recommend an underweight allocation to equities, versus static benchmark equity weights. This underweight positioning was applied to the Fund during a short span of the annual period, near April 2025, as levels of equity volatility were elevated. As equity volatility quickly subsided the algorithm recommended increased allocations to equities, however the snap-back in markets was swift enough to still result in a detraction effect from the algorithm during the period, weighing on the Fund’s relative performance.

Underlying fund manager selection | Underlying strategic fund managers focused on large and small cap domestic equities generally detracted from the Fund’s relative returns during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – U.S. Flexible Growth Fund Class 2 ($21,170)	Bloomberg U.S. Aggregate Bond Index ($11,608)	65% S&P 500® Index, 35% Bloomberg U.S. Aggregate Bond Index ($25,714)	S&P 500® Index ($38,120)
11/02/16	$10,000	$10,000	$10,000	$10,000
11/30/16	$10,240	$9,754	$10,244	$10,508
12/31/16	$10,350	$9,767	$10,381	$10,716
01/31/17	$10,520	$9,786	$10,516	$10,919
02/28/17	$10,890	$9,852	$10,812	$11,353
03/31/17	$10,880	$9,847	$10,818	$11,366
04/30/17	$10,980	$9,923	$10,920	$11,483
05/31/17	$11,140	$9,999	$11,049	$11,644
06/30/17	$11,190	$9,989	$11,090	$11,717
07/31/17	$11,370	$10,032	$11,255	$11,958
08/31/17	$11,410	$10,122	$11,313	$11,995
09/30/17	$11,590	$10,074	$11,445	$12,242
10/31/17	$11,800	$10,080	$11,621	$12,528
11/30/17	$12,140	$10,067	$11,848	$12,912
12/31/17	$12,260	$10,113	$11,952	$13,056
01/31/18	$12,860	$9,997	$12,349	$13,803
02/28/18	$12,440	$9,902	$12,012	$13,294
03/31/18	$12,220	$9,965	$11,841	$12,956
04/30/18	$12,190	$9,891	$11,840	$13,006
05/31/18	$12,410	$9,962	$12,054	$13,319
06/30/18	$12,430	$9,950	$12,097	$13,401
07/31/18	$12,720	$9,952	$12,391	$13,900
08/31/18	$13,020	$10,016	$12,681	$14,353
09/30/18	$13,030	$9,952	$12,700	$14,435
10/31/18	$12,280	$9,873	$12,100	$13,448
11/30/18	$12,470	$9,932	$12,286	$13,722
12/31/18	$11,780	$10,114	$11,644	$12,483
01/31/19	$12,400	$10,222	$12,294	$13,483
02/28/19	$12,630	$10,216	$12,548	$13,916
03/31/19	$12,820	$10,412	$12,791	$14,187
04/30/19	$13,200	$10,415	$13,128	$14,761
05/31/19	$12,640	$10,600	$12,668	$13,823
06/30/19	$13,280	$10,733	$13,304	$14,797
07/31/19	$13,400	$10,756	$13,438	$15,010
08/31/19	$13,310	$11,035	$13,422	$14,772
09/30/19	$13,410	$10,976	$13,560	$15,049
10/31/19	$13,530	$11,009	$13,765	$15,375
11/30/19	$13,880	$11,004	$14,087	$15,933
12/31/19	$14,160	$10,996	$14,360	$16,414
01/31/20	$14,160	$11,208	$14,453	$16,407
02/29/20	$13,440	$11,409	$13,771	$15,057
03/31/20	$12,470	$11,342	$12,637	$13,197
04/30/20	$13,120	$11,544	$13,769	$14,889
05/31/20	$13,400	$11,598	$14,217	$15,598
06/30/20	$13,600	$11,671	$14,433	$15,908
07/31/20	$13,910	$11,845	$15,037	$16,805
08/31/20	$14,100	$11,749	$15,697	$18,013
09/30/20	$13,840	$11,743	$15,306	$17,328
10/31/20	$13,700	$11,690	$15,018	$16,868
11/30/20	$14,470	$11,805	$16,138	$18,714
12/31/20	$14,840	$11,821	$16,549	$19,434
01/31/21	$14,770	$11,737	$16,399	$19,237
02/28/21	$14,980	$11,567	$16,610	$19,768
03/31/21	$15,220	$11,423	$17,010	$20,634
04/30/21	$15,790	$11,513	$17,647	$21,735
05/31/21	$15,870	$11,551	$17,748	$21,887
06/30/21	$16,150	$11,632	$18,061	$22,397
07/31/21	$16,430	$11,762	$18,410	$22,930
08/31/21	$16,800	$11,739	$18,762	$23,627
09/30/21	$16,100	$11,638	$18,138	$22,528
10/31/21	$16,870	$11,635	$18,962	$24,106
11/30/21	$16,720	$11,669	$18,896	$23,939
12/31/21	$17,140	$11,639	$19,430	$25,012
01/31/22	$16,290	$11,388	$18,630	$23,718
02/28/22	$15,940	$11,261	$18,194	$23,008
03/31/22	$15,870	$10,948	$18,457	$23,862
04/30/22	$14,800	$10,533	$17,165	$21,781
05/31/22	$14,840	$10,601	$17,225	$21,821
06/30/22	$14,080	$10,435	$16,206	$20,020
07/31/22	$14,880	$10,690	$17,316	$21,866
08/31/22	$14,340	$10,388	$16,685	$20,974
09/30/22	$13,340	$9,939	$15,434	$19,042
10/31/22	$13,730	$9,810	$16,176	$20,584
11/30/22	$14,390	$10,171	$16,972	$21,734
12/31/22	$13,930	$10,125	$16,310	$20,482
01/31/23	$14,570	$10,436	$17,152	$21,769
02/28/23	$14,140	$10,167	$16,724	$21,238
03/31/23	$14,520	$10,425	$17,272	$22,018
04/30/23	$14,660	$10,488	$17,484	$22,361
05/31/23	$14,600	$10,374	$17,467	$22,459
06/30/23	$15,280	$10,337	$18,195	$23,942
07/31/23	$15,710	$10,330	$18,571	$24,712
08/31/23	$15,410	$10,264	$18,337	$24,318
09/30/23	$14,720	$10,003	$17,606	$23,159
10/31/23	$14,430	$9,845	$17,268	$22,672
11/30/23	$15,570	$10,291	$18,567	$24,742
12/31/23	$16,270	$10,685	$19,364	$25,866
01/31/24	$16,470	$10,655	$19,556	$26,301
02/29/24	$17,160	$10,505	$20,139	$27,705
03/31/24	$17,710	$10,602	$20,625	$28,597
04/30/24	$17,000	$10,334	$19,895	$27,429
05/31/24	$17,750	$10,509	$20,654	$28,789
06/30/24	$18,230	$10,609	$21,204	$29,822
07/31/24	$18,440	$10,856	$21,545	$30,185
08/31/24	$18,710	$11,012	$21,993	$30,917
09/30/24	$19,030	$11,160	$22,402	$31,577
10/31/24	$18,720	$10,883	$22,075	$31,291
11/30/24	$19,640	$10,998	$22,999	$33,128
12/31/24	$19,060	$10,818	$22,511	$32,338
01/31/25	$19,540	$10,876	$22,961	$33,239
02/28/25	$19,330	$11,115	$22,943	$32,805
03/31/25	$18,510	$11,119	$22,105	$30,957
04/30/25	$18,310	$11,163	$22,038	$30,747
05/31/25	$18,880	$11,083	$22,885	$32,682
06/30/25	$19,580	$11,253	$23,764	$34,344
07/31/25	$19,850	$11,224	$24,089	$35,115
08/31/25	$20,190	$11,358	$24,507	$35,827
09/30/25	$20,770	$11,482	$25,182	$37,134
10/31/25	$21,120	$11,553	$25,621	$38,004
11/30/25	$21,170	$11,625	$25,717	$38,097
12/31/25	$21,170	$11,608	$25,714	$38,120

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Class 2	11.07	7.36	8.53
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	1.64
65% S&P 500® Index, 35% Bloomberg U.S. Aggregate Bond Index	14.23	9.21	10.86
S&P 500® Index	17.88	14.42	15.73

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 4,408,149,193
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 8,545,113
InvestmentCompanyPortfolioTurnover	216.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$4,408,149,193
Total number of portfolio holdings	49
Management services fees (represents 0.20% of Fund average net assets)	$8,545,113
Portfolio turnover for the reporting period	216%

Holdings [Text Block]

Derivative Exposure

Long
Equity Risk	20.4%
Interest Rate Risk	3.0%
Short
Equity Risk	38.5%

Asset Categories

Equity Funds	61.9%
Money Market Funds	14.8%
Fixed Income Funds	10.7%
Exchange-Traded Equity Funds	7.4%
Residential Mortgage-Backed Securities - Agency	3.3%
Exchange-Traded Fixed Income Funds	2.3%
Put Option Contracts Purchased	1.2%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Material Fund Change [Text Block]
C000206839
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – U.S. Flexible Moderate Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – U.S. Flexible Moderate Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Tactical allocation | Tactical allocations, in the form of maintaining equity levels above static benchmark policy level weighting assignments, proved beneficial to the Fund’s relative performance during the annual period.

Underlying fund manager selection | Underlying fixed-income managers outperformed with varied performance across the fixed-income universe, benefiting the Fund’s relative performance.

Top Performance Detractors

Dynamic algorithm | The dynamic algorithm, a quantitative tool used by the portfolio managers to help direct equity exposure, steered the managers to start the year with an overweight exposure to equities within the Fund. However, as equity volatility rose during the early parts of the annual period, the algorithm shifted to recommend an underweight allocation to equities, versus static benchmark equity weights. This underweight positioning was applied to the Fund during a short span of the annual period, near April 2025, as levels of equity volatility were elevated. As equity volatility quickly subsided the algorithm recommended increased allocations to equities, however the snap-back in markets was swift enough to still result in a detraction effect from the algorithm during the period, weighing on the Fund’s relative performance.

Underlying fund manager selection | Underlying strategic fund managers focused on large and small cap domestic equities generally detracted from the Fund’s relative returns during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – U.S. Flexible Moderate Growth Fund Class 1 ($18,730)	Bloomberg U.S. Aggregate Bond Index ($11,608)	50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index ($21,562)	S&P 500® Index ($38,120)
11/02/16	$10,000	$10,000	$10,000	$10,000
11/30/16	$10,130	$9,754	$10,131	$10,508
12/31/16	$10,210	$9,767	$10,238	$10,716
01/31/17	$10,350	$9,786	$10,345	$10,919
02/28/17	$10,650	$9,852	$10,585	$11,353
03/31/17	$10,640	$9,847	$10,589	$11,366
04/30/17	$10,740	$9,923	$10,684	$11,483
05/31/17	$10,880	$9,999	$10,800	$11,644
06/30/17	$10,910	$9,989	$10,829	$11,717
07/31/17	$11,060	$10,032	$10,963	$11,958
08/31/17	$11,120	$10,122	$11,029	$11,995
09/30/17	$11,240	$10,074	$11,117	$12,242
10/31/17	$11,400	$10,080	$11,250	$12,528
11/30/17	$11,650	$10,067	$11,415	$12,912
12/31/17	$11,760	$10,113	$11,505	$13,056
01/31/18	$12,180	$9,997	$11,768	$13,803
02/28/18	$11,840	$9,902	$11,495	$13,294
03/31/18	$11,690	$9,965	$11,386	$12,956
04/30/18	$11,650	$9,891	$11,365	$13,006
05/31/18	$11,830	$9,962	$11,543	$13,319
06/30/18	$11,840	$9,950	$11,571	$13,401
07/31/18	$12,050	$9,952	$11,788	$13,900
08/31/18	$12,290	$10,016	$12,018	$14,353
09/30/18	$12,270	$9,952	$12,013	$14,435
10/31/18	$11,700	$9,873	$11,555	$13,448
11/30/18	$11,850	$9,932	$11,708	$13,722
12/31/18	$11,380	$10,114	$11,287	$12,483
01/31/19	$11,880	$10,222	$11,799	$13,483
02/28/19	$12,050	$10,216	$11,985	$13,916
03/31/19	$12,240	$10,412	$12,216	$14,187
04/30/19	$12,520	$10,415	$12,465	$14,761
05/31/19	$12,150	$10,600	$12,180	$13,823
06/30/19	$12,670	$10,733	$12,685	$14,797
07/31/19	$12,770	$10,756	$12,790	$15,010
08/31/19	$12,780	$11,035	$12,855	$14,772
09/30/19	$12,830	$10,976	$12,941	$15,049
10/31/19	$12,930	$11,009	$13,101	$15,375
11/30/19	$13,190	$11,004	$13,335	$15,933
12/31/19	$13,410	$10,996	$13,532	$16,414
01/31/20	$13,470	$11,208	$13,659	$16,407
02/29/20	$12,970	$11,409	$13,220	$15,057
03/31/20	$12,160	$11,342	$12,365	$13,197
04/30/20	$12,740	$11,544	$13,267	$14,889
05/31/20	$12,980	$11,598	$13,614	$15,598
06/30/20	$13,160	$11,671	$13,792	$15,908
07/31/20	$13,450	$11,845	$14,284	$16,805
08/31/20	$13,570	$11,749	$14,740	$18,013
09/30/20	$13,380	$11,743	$14,456	$17,328
10/31/20	$13,260	$11,690	$14,231	$16,868
11/30/20	$13,880	$11,805	$15,080	$18,714
12/31/20	$14,180	$11,821	$15,380	$19,434
01/31/21	$14,100	$11,737	$15,247	$19,237
02/28/21	$14,220	$11,567	$15,347	$19,768
03/31/21	$14,360	$11,423	$15,588	$20,634
04/30/21	$14,800	$11,513	$16,065	$21,735
05/31/21	$14,870	$11,551	$16,147	$21,887
06/30/21	$15,100	$11,632	$16,393	$22,397
07/31/21	$15,350	$11,762	$16,679	$22,930
08/31/21	$15,620	$11,739	$16,917	$23,627
09/30/21	$15,080	$11,638	$16,450	$22,528
10/31/21	$15,640	$11,635	$17,024	$24,106
11/30/21	$15,540	$11,669	$16,990	$23,939
12/31/21	$15,840	$11,639	$17,349	$25,012
01/31/22	$15,170	$11,388	$16,714	$23,718
02/28/22	$14,890	$11,261	$16,370	$23,008
03/31/22	$14,750	$10,948	$16,447	$23,862
04/30/22	$13,860	$10,533	$15,417	$21,781
05/31/22	$13,900	$10,601	$15,481	$21,821
06/30/22	$13,300	$10,435	$14,721	$20,020
07/31/22	$13,950	$10,690	$15,579	$21,866
08/31/22	$13,490	$10,388	$15,042	$20,974
09/30/22	$12,620	$9,939	$14,024	$19,042
10/31/22	$12,860	$9,810	$14,501	$20,584
11/30/22	$13,440	$10,171	$15,173	$21,734
12/31/22	$13,090	$10,125	$14,701	$20,482
01/31/23	$13,670	$10,436	$15,389	$21,769
02/28/23	$13,270	$10,167	$15,003	$21,238
03/31/23	$13,620	$10,425	$15,469	$22,018
04/30/23	$13,740	$10,488	$15,636	$22,361
05/31/23	$13,660	$10,374	$15,585	$22,459
06/30/23	$14,130	$10,337	$16,072	$23,942
07/31/23	$14,440	$10,330	$16,325	$24,712
08/31/23	$14,210	$10,264	$16,143	$24,318
09/30/23	$13,640	$10,003	$15,553	$23,159
10/31/23	$13,390	$9,845	$15,267	$22,672
11/30/23	$14,330	$10,291	$16,309	$24,742
12/31/23	$14,960	$10,685	$16,992	$25,866
01/31/24	$15,090	$10,655	$17,111	$26,301
02/29/24	$15,520	$10,505	$17,447	$27,705
03/31/24	$15,930	$10,602	$17,809	$28,597
04/30/24	$15,360	$10,334	$17,220	$27,429
05/31/24	$15,930	$10,509	$17,793	$28,789
06/30/24	$16,310	$10,609	$18,196	$29,822
07/31/24	$16,550	$10,856	$18,520	$30,185
08/31/24	$16,790	$11,012	$18,877	$30,917
09/30/24	$17,060	$11,160	$19,205	$31,577
10/31/24	$16,750	$10,883	$18,880	$31,291
11/30/24	$17,420	$10,998	$19,534	$33,128
12/31/24	$16,970	$10,818	$19,141	$32,338
01/31/25	$17,320	$10,876	$19,459	$33,239
02/28/25	$17,270	$11,115	$19,546	$32,805
03/31/25	$16,710	$11,119	$18,999	$30,957
04/30/25	$16,600	$11,163	$18,972	$30,747
05/31/25	$16,970	$11,083	$19,501	$32,682
06/30/25	$17,510	$11,253	$20,147	$34,344
07/31/25	$17,680	$11,224	$20,346	$35,115
08/31/25	$17,970	$11,358	$20,674	$35,827
09/30/25	$18,400	$11,482	$21,164	$37,134
10/31/25	$18,670	$11,553	$21,478	$38,004
11/30/25	$18,730	$11,625	$21,571	$38,097
12/31/25	$18,730	$11,608	$21,562	$38,120

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Class 1Footnote Reference(a)	10.37	5.72	7.09
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	1.64
50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index	12.64	6.99	8.75
S&P 500® Index	17.88	14.42	15.73
Footnote	Description
Footnote(a)	The returns shown for periods prior to February 20, 2019 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class 2. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 2,071,610,752
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 4,261,649
InvestmentCompanyPortfolioTurnover	199.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,071,610,752
Total number of portfolio holdings	50
Management services fees (represents 0.21% of Fund average net assets)	$4,261,649
Portfolio turnover for the reporting period	199%

Holdings [Text Block]

Derivative Exposure

Long
Equity Risk	14.1%
Interest Rate Risk	3.7%
Short
Equity Risk	29.4%

Asset Categories

Equity Funds	47.1%
Fixed Income Funds	25.5%
Money Market Funds	15.5%
Exchange-Traded Equity Funds	6.5%
Residential Mortgage-Backed Securities - Agency	4.9%
Exchange-Traded Fixed Income Funds	3.3%
Other	0.9%

Material Fund Change [Text Block]
C000174389
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – U.S. Flexible Moderate Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – U.S. Flexible Moderate Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Tactical allocation | Tactical allocations, in the form of maintaining equity levels above static benchmark policy level weighting assignments, proved beneficial to the Fund’s relative performance during the annual period.

Underlying fund manager selection | Underlying fixed-income managers outperformed with varied performance across the fixed-income universe, benefiting the Fund’s relative performance.

Top Performance Detractors

Dynamic algorithm | The dynamic algorithm, a quantitative tool used by the portfolio managers to help direct equity exposure, steered the managers to start the year with an overweight exposure to equities within the Fund. However, as equity volatility rose during the early parts of the annual period, the algorithm shifted to recommend an underweight allocation to equities, versus static benchmark equity weights. This underweight positioning was applied to the Fund during a short span of the annual period, near April 2025, as levels of equity volatility were elevated. As equity volatility quickly subsided the algorithm recommended increased allocations to equities, however the snap-back in markets was swift enough to still result in a detraction effect from the algorithm during the period, weighing on the Fund’s relative performance.

Underlying fund manager selection | Underlying strategic fund managers focused on large and small cap domestic equities generally detracted from the Fund’s relative returns during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – U.S. Flexible Moderate Growth Fund Class 2 ($18,420)	Bloomberg U.S. Aggregate Bond Index ($11,608)	50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index ($21,562)	S&P 500® Index ($38,120)
11/02/16	$10,000	$10,000	$10,000	$10,000
11/30/16	$10,130	$9,754	$10,131	$10,508
12/31/16	$10,210	$9,767	$10,238	$10,716
01/31/17	$10,350	$9,786	$10,345	$10,919
02/28/17	$10,650	$9,852	$10,585	$11,353
03/31/17	$10,640	$9,847	$10,589	$11,366
04/30/17	$10,740	$9,923	$10,684	$11,483
05/31/17	$10,880	$9,999	$10,800	$11,644
06/30/17	$10,910	$9,989	$10,829	$11,717
07/31/17	$11,060	$10,032	$10,963	$11,958
08/31/17	$11,120	$10,122	$11,029	$11,995
09/30/17	$11,240	$10,074	$11,117	$12,242
10/31/17	$11,400	$10,080	$11,250	$12,528
11/30/17	$11,650	$10,067	$11,415	$12,912
12/31/17	$11,760	$10,113	$11,505	$13,056
01/31/18	$12,180	$9,997	$11,768	$13,803
02/28/18	$11,840	$9,902	$11,495	$13,294
03/31/18	$11,690	$9,965	$11,386	$12,956
04/30/18	$11,650	$9,891	$11,365	$13,006
05/31/18	$11,830	$9,962	$11,543	$13,319
06/30/18	$11,840	$9,950	$11,571	$13,401
07/31/18	$12,050	$9,952	$11,788	$13,900
08/31/18	$12,290	$10,016	$12,018	$14,353
09/30/18	$12,270	$9,952	$12,013	$14,435
10/31/18	$11,700	$9,873	$11,555	$13,448
11/30/18	$11,850	$9,932	$11,708	$13,722
12/31/18	$11,380	$10,114	$11,287	$12,483
01/31/19	$11,880	$10,222	$11,799	$13,483
02/28/19	$12,050	$10,216	$11,985	$13,916
03/31/19	$12,240	$10,412	$12,216	$14,187
04/30/19	$12,520	$10,415	$12,465	$14,761
05/31/19	$12,150	$10,600	$12,180	$13,823
06/30/19	$12,660	$10,733	$12,685	$14,797
07/31/19	$12,760	$10,756	$12,790	$15,010
08/31/19	$12,760	$11,035	$12,855	$14,772
09/30/19	$12,820	$10,976	$12,941	$15,049
10/31/19	$12,920	$11,009	$13,101	$15,375
11/30/19	$13,180	$11,004	$13,335	$15,933
12/31/19	$13,380	$10,996	$13,532	$16,414
01/31/20	$13,440	$11,208	$13,659	$16,407
02/29/20	$12,950	$11,409	$13,220	$15,057
03/31/20	$12,130	$11,342	$12,365	$13,197
04/30/20	$12,710	$11,544	$13,267	$14,889
05/31/20	$12,950	$11,598	$13,614	$15,598
06/30/20	$13,120	$11,671	$13,792	$15,908
07/31/20	$13,410	$11,845	$14,284	$16,805
08/31/20	$13,530	$11,749	$14,740	$18,013
09/30/20	$13,330	$11,743	$14,456	$17,328
10/31/20	$13,210	$11,690	$14,231	$16,868
11/30/20	$13,830	$11,805	$15,080	$18,714
12/31/20	$14,120	$11,821	$15,380	$19,434
01/31/21	$14,040	$11,737	$15,247	$19,237
02/28/21	$14,150	$11,567	$15,347	$19,768
03/31/21	$14,290	$11,423	$15,588	$20,634
04/30/21	$14,730	$11,513	$16,065	$21,735
05/31/21	$14,790	$11,551	$16,147	$21,887
06/30/21	$15,020	$11,632	$16,393	$22,397
07/31/21	$15,260	$11,762	$16,679	$22,930
08/31/21	$15,530	$11,739	$16,917	$23,627
09/30/21	$14,990	$11,638	$16,450	$22,528
10/31/21	$15,540	$11,635	$17,024	$24,106
11/30/21	$15,440	$11,669	$16,990	$23,939
12/31/21	$15,740	$11,639	$17,349	$25,012
01/31/22	$15,070	$11,388	$16,714	$23,718
02/28/22	$14,780	$11,261	$16,370	$23,008
03/31/22	$14,650	$10,948	$16,447	$23,862
04/30/22	$13,760	$10,533	$15,417	$21,781
05/31/22	$13,800	$10,601	$15,481	$21,821
06/30/22	$13,200	$10,435	$14,721	$20,020
07/31/22	$13,840	$10,690	$15,579	$21,866
08/31/22	$13,370	$10,388	$15,042	$20,974
09/30/22	$12,510	$9,939	$14,024	$19,042
10/31/22	$12,740	$9,810	$14,501	$20,584
11/30/22	$13,320	$10,171	$15,173	$21,734
12/31/22	$12,980	$10,125	$14,701	$20,482
01/31/23	$13,540	$10,436	$15,389	$21,769
02/28/23	$13,150	$10,167	$15,003	$21,238
03/31/23	$13,490	$10,425	$15,469	$22,018
04/30/23	$13,610	$10,488	$15,636	$22,361
05/31/23	$13,520	$10,374	$15,585	$22,459
06/30/23	$13,990	$10,337	$16,072	$23,942
07/31/23	$14,280	$10,330	$16,325	$24,712
08/31/23	$14,050	$10,264	$16,143	$24,318
09/30/23	$13,490	$10,003	$15,553	$23,159
10/31/23	$13,240	$9,845	$15,267	$22,672
11/30/23	$14,170	$10,291	$16,309	$24,742
12/31/23	$14,780	$10,685	$16,992	$25,866
01/31/24	$14,910	$10,655	$17,111	$26,301
02/29/24	$15,330	$10,505	$17,447	$27,705
03/31/24	$15,740	$10,602	$17,809	$28,597
04/30/24	$15,170	$10,334	$17,220	$27,429
05/31/24	$15,730	$10,509	$17,793	$28,789
06/30/24	$16,100	$10,609	$18,196	$29,822
07/31/24	$16,330	$10,856	$18,520	$30,185
08/31/24	$16,560	$11,012	$18,877	$30,917
09/30/24	$16,840	$11,160	$19,205	$31,577
10/31/24	$16,530	$10,883	$18,880	$31,291
11/30/24	$17,180	$10,998	$19,534	$33,128
12/31/24	$16,730	$10,818	$19,141	$32,338
01/31/25	$17,070	$10,876	$19,459	$33,239
02/28/25	$17,020	$11,115	$19,546	$32,805
03/31/25	$16,470	$11,119	$18,999	$30,957
04/30/25	$16,350	$11,163	$18,972	$30,747
05/31/25	$16,710	$11,083	$19,501	$32,682
06/30/25	$17,240	$11,253	$20,147	$34,344
07/31/25	$17,410	$11,224	$20,346	$35,115
08/31/25	$17,690	$11,358	$20,674	$35,827
09/30/25	$18,110	$11,482	$21,164	$37,134
10/31/25	$18,370	$11,553	$21,478	$38,004
11/30/25	$18,420	$11,625	$21,571	$38,097
12/31/25	$18,420	$11,608	$21,562	$38,120

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Class 2	10.10	5.46	6.89
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	1.64
50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index	12.64	6.99	8.75
S&P 500® Index	17.88	14.42	15.73

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 2,071,610,752
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 4,261,649
InvestmentCompanyPortfolioTurnover	199.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,071,610,752
Total number of portfolio holdings	50
Management services fees (represents 0.21% of Fund average net assets)	$4,261,649
Portfolio turnover for the reporting period	199%

Holdings [Text Block]

Derivative Exposure

Long
Equity Risk	14.1%
Interest Rate Risk	3.7%
Short
Equity Risk	29.4%

Asset Categories

Equity Funds	47.1%
Fixed Income Funds	25.5%
Money Market Funds	15.5%
Exchange-Traded Equity Funds	6.5%
Residential Mortgage-Backed Securities - Agency	4.9%
Exchange-Traded Fixed Income Funds	3.3%
Other	0.9%

Material Fund Change [Text Block]